Registration No. 33-11417
811-4994

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933[X]

Pre-Effective Amendment  No.[   ]

Post-Effective Amendment No.    21    [X]

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940[X]

Amendment No.    22     [X]

SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND
(Exact name of Registrant as specified in Charter)

388 Greenwich Street, New York, New York 10013
(Address of Principal Executive Offices) (Zip Code)

(212) 816-6474
Registrant's Telephone Number, including area code

Christina T. Sydor, 388 Greenwich Street, New York,
New York 10013
(Name and Address of Agent for Service)

Continuous
(Approximate Date of Proposed Public Offering)


It is proposed that this filing becomes effective
(check appropriate box):


[  ]  Immediately upon filing pursuant to paragraph
b	[ X]  on
March 29, 2000 pursuant to paragraph
		b
[  ]  60 days after filing pursuant to paragraph
(a)(1)	[
]  on (date)
pursuant to
paragraph
(a)(1)

[  ]  75 days after filing pursuant to paragraph
(a)(2)	[  ]  on
(date) pursuant to paragraph (a)(2)


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Part A-Prospectus

[LOGO] Smith Barney
       Mutual Funds




P R O S P E C T U S



Massachusetts
Municipal Fund

Class A, B, L and Y Shares
--------------------------
March 29, 2000





The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Massachusetts Municipals Fund

                                    Contents

Investments, risks and
performance........................................
 ..   2

More on the fund's
investments........................................
 ......   6

Management.........................................
 .........................   7

Choosing a class of shares to
buy...........................................   8

Comparing the fund's
classes............................................
 ....   9

Sales
charges............................................
 ...................  10

More about deferred sales
charges...........................................
12

Buying
shares.............................................
 ..................  13

Exchanging
shares.............................................
 ..............  14

Redeeming
shares.............................................
 ...............  16

Other things to know about share
transactions...............................  18

Dividends, distributions and
taxes..........................................  20

Share
price..............................................
 ...................  21

Financial
highlights.........................................
 ...............  22

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.


Smith Barney Mutual Funds

 Investments, risks and performance

Investment objective
The fund seeks to provide Massachusetts investors with as high a level of divi-dend income exempt from federal and Massachusetts personal income taxes as is consistent with prudent investment management and the preservation of capital.

Principal investment strategies

Key investments The fund invests at least 80% of its net assets in Massachu-setts municipal securities. Massachusetts municipal securities include securi-ties issued by the Commonwealth of Massachusetts and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest which is exempt from Massachusetts personal income taxes. The fund focuses primarily on intermediate-term and long-term municipal securities which have remaining maturities at the time of purchase from three to more than twenty years. The fund can invest up to 25% of its assets in below investment grade bonds. Investment grade bonds are those rated by a national ratings organization in any of the four highest long-term rating categories, or if unrated, of comparable quality.

Selection process The manager selects individual securities it believes are undervalued or will benefit from changes in market conditions. The manager spreads the fund's investments among various sectors, focusing more heavily on sectors it believes are relatively undervalued. In selecting individual securi-ties, the manager:

 . Uses fundamental credit analysis to estimate the relative value and attrac-
  tiveness of various securities and sectors and to exploit opportunities in the municipal bond market
 . May trade between general obligation and revenue bonds, and among various revenue bond sectors, such as hospital,
industrial development and housing,
  based on their apparent relative values
 . Considers the yields available for securities with different maturities and a security's maturity in light of the outlook for the issuer, its sector and for interest rates
 . Identifies individual securities with the most potential for added value, such as those involving unusual situations, new issuers, the potential for credit upgrades, unique structural
characteristics or innovative features

Massachusetts Municipals Fund

Principal risks of investing in the fund
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 . Interest rates rise, causing the value of the fund's portfolio to decline
 . The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded. This risk is higher for below investment grade bonds, which are considered specu-
  lative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid
 . Massachusetts municipal securities fall out of favor with investors
 . Unfavorable legislation affects the tax-exempt status of municipal bonds
 . The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

It is possible that some of the fund's income distributions may be, and distri-butions of the fund's gains generally will be, subject to federal and Massachu-setts state taxation. The fund may realize taxable gains on the sale of its securities or on transactions in derivative contracts. Some of the fund's income may be subject to the federal alternative minimum tax. In addition, dis-tributions of the fund's income and gains will be subject to taxation to investors in states other than Massachusetts.

The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund concentrates its assets in fewer issuers, the fund will be more sus-ceptible to negative events affecting those issuers.

Who may want to invest The fund may be an appropriate investment if you are a Massachusetts taxpayer:

 . In a high federal tax bracket, seeking income that is exempt from Massachu-
  setts and federal taxation
 . Currently have exposure to other asset classes and are seeking to broaden your investment portfolio
 . Are willing to accept the risks of municipal securities, including the risks of concentrating in a single state


Smith Barney Mutual Funds

Risk return bar chart

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not neces-sarily indicate how the fund will perform in the future. The bar chart shows the performance of the fund's Class A shares for each of the past 10 years.
Class B, L and Y shares have different performance because of different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

                        Total Return for Class A
Shares





                                  [BAR CHART]

     90      91     92     93     94     95     96
97     98      99
   -----   ------  ----  ------ ------ ------ -----
------  -----  ------
   4.98%   13.29%  9.09  12.73% -8.22% 18.53% 3.88%
10.16%  5.96%  -6.24%

                       Calendar years ended
December 31



Quarterly returns:

Highest: 7.79% in 1st quarter 1995; Lowest: (7.14)%
in 1st quarter 1994

Risk return table
This table indicates the risks of investing in the fund by comparing the aver-age annual total return of each class for the periods shown with that of the Lehman Brothers Municipal Bond Index (the "Lehman
Index"), a broad-based unman-
aged index of municipal bonds and the Lipper
Massachusetts Municipal Fund Aver-
age (the "Lipper Funds Average"), an average composed of the fund's peer group of mutual funds. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.

                          Average Annual Total
Returns

                  Calendar Years Ended December 31,
1999

Class                  1 year  5 years 10 years
Since inception Inception date
 A                     (9.98)%  5.27%   5.67%
6.54%         12/21/87
 B                    (10.78)%  5.44%    n/a
4.58%         11/30/92
 L                     (8.51)%  5.35%    n/a
5.91%         11/10/94
 Y**                    n/a      n/a     n/a
n/a            n/a
Lehman Index           (2.06)%  6.91%   6.89%
7.48%            *
Lipper Funds Average   (4.57)%  5.72%   6.27%
6.83%            *

*   Index comparison begins on December 31, 1987.

** There are no Class Y shares outstanding for the calendar year ended December
 31, 1999.

Massachusetts Municipals Fund

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

(fees paid directly from your investment)     Class
A Class B Class L Class Y
Maximum sales charge (load) imposed on
purchases
(as a % of offering price)
4.00%    None   1.00%     None
Maximum deferred sales charge (load) (as a %
of the lower of net asset value at purchase
or redemption)
None*   4.50%   1.00%     None

                         Annual fund operating
expenses
(expenses deducted from fund assets)          Class
A Class B Class L Class Y**
Management fee
0.50%   0.50%   0.50%    0.50%
Distribution and service (12b-1) fees
0.15%   0.65%   0.70%     None
Other expenses
0.20%   0.21%   0.19%    0.20%
                                               ----
-   -----   -----    -----
Total annual fund operating expenses
0.85%   1.36%   1.39%    0.70%

*You may buy Class A shares in amounts of $500,000 or more at net asset value
(without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

**For Class Y shares, "Other Expenses" have been estimated based on expenses incurred by Class A shares because as of November
30, 1999, no Class Y shares
had been sold.

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 . You invest $10,000 in the fund for the period shown

 . You redeem all of your shares at the end of the period
 . Your investment has a 5% return each year
 . You reinvest all distributions and dividends without a sales charge
 . The fund's operating expenses remain the same
                      Number of years you own your
shares

                                       1 year 3
years 5 years 10 years
Class A (with or without redemption)    $483   $660
$852    $1,407
Class B (redemption at end of period)   $638   $731
$845    $1,495
Class B (no redemption)                 $138   $431
$745    $1,495
Class L (redemption at end of period)   $340   $536
$853    $1,752
Class L (no redemption)                 $240   $536
$853    $1,752
Class Y (with or without redemption)    $ 72   $224
$390    $  871


Smith Barney Mutual Funds

 More on the fund's investments

Massachusetts municipal securities Massachusetts municipal securities include debt obligations issued by certain non-
Massachusetts governmental issuers such
as Puerto Rico, the Virgin Islands and Guam. The interest on Massachusetts municipal securities is exempt from federal income tax and Massachusetts per-sonal income tax. As a result, the interest rate on these bonds normally is lower than it would be if the bonds were subject to taxation. The Massachusetts municipal securities in which the fund invests include general obligation bonds, revenue bonds and municipal leases.

Derivatives and hedging techniques The fund may, but need not, use derivative contracts, such as futures and options on securities and securities indices, and options on futures, to hedge against adverse changes in the market value of its securities or interest rates.

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities or indices. Even a small investment in derivative contracts can have a big impact on the interest rate exposure. Therefore, using derivatives can dispro-portionately increase losses and reduce opportunities for gains when securities prices or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accu-rately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

Defensive investing The fund may depart from its principal investment strate-gies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Massachusetts Municipals Fund

 Management

Manager The fund's investment adviser and administrator is SSB Citi Fund Man-agement LLC (successor to SSBC Fund Management
Inc.), an affiliate of Salomon
Smith Barney Inc. The manager's address is 388
Greenwich Street, New York, New
York 10013. The manager selects the fund's investments and oversees its opera-tions. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc.
Citigroup businesses produce a broad range of financial services--asset manage-ment, banking and consumer finance, credit and charge cards, insurance, invest-ments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

Peter Coffey, an investment officer of SSB Citi and a managing director of Sal-omon Smith Barney, assumed responsibility for the day-to-day management of the fund's portfolio on February 2, 1999. Mr. Coffey has over 30 years of securi-ties business experience.

Management fees During the fiscal year ended
November 30, 1999, the manager
received an advisory fee and an administration fee equal to 0.30% and 0.20%, respectively, of the fund's average daily net assets.

Distributor The fund has entered into an agreement with CFBDS, Inc. to distrib-ute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its
Class A, B and L shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Transfer agent and shareholder servicing agent
Smith Barney Private Trust Com-
pany serves as the fund's transfer agent and shareholder servicing agent (the
"transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Services serves as the fund's sub-transfer agent (the "sub-transfer agent") to render certain shareholder record keeping and accounting services and functions.


Smith Barney Mutual Funds

 Choosing a class of shares to buy

You can choose among four classes of shares:
Classes A, B, L and Y. Each class
has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 . If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.
 . For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.
 . Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class
  L shares do not, Class B shares may be more attractive to long-term invest-
  ors.

You may buy shares from:
 . A Salomon Smith Barney Financial Consultant
 . An investment dealer in the selling group or a broker that clears through
  Salomon Smith Barney--a dealer representative

 . The fund, but only if you are investing through certain dealer representatives

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.


Initial           Additional
                                       Classes A,
B, L   Class Y   All Classes
General                                    $1,000
$15 million     $50
Monthly Systematic Investment Plans        $   25
n/a         $25
Quarterly Systematic Investment Plans      $   50
n/a         $50
Uniform Gift to Minor Accounts             $  250
$15 million     $50

Massachusetts Municipals Fund

 Comparing the fund's classes

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different com-pensation depending upon which class you choose.

                           Class A     Class B
Class L     Class Y
Key features             .Initial    .No initial
 .Initial    .No initial
                          sales       sales
sales       or
                          charge      charge
charge is   deferred
                          .You may    .Deferred
lower than  sales
                          qualify     sales
Class A     charge
                          for reduc-  charge
 .Deferred   .Must
                          tion or     declines
sales       invest at
                          waiver of   over time
charge for  least $15
                          initial     .Converts
only 1      million
                          sales       to Class A
year        .Lower
                          charge      after 8
 .Does not   annual
                          .Lower      years
convert to  expenses
                          annual      .Higher
Class A     than the
                          expenses    annual
 .Higher     other
                          than Class  expenses
annual      classes
                          B and       than Class
expenses
                          Class L     A
than Class
                                                  A
---------------------------------------------------
---------------------
Initial sales charge     Up to       None
1.00%       None
                         4.00%;
                         reduced for
                         large pur-
                         chases and
                         waived for
                         certain
                         investors.
                         No charge
                         for pur-
                         chases of
                         $500,000 or
                         more
---------------------------------------------------
---------------------
Deferred sales charge    1.00% on    Up to 4.50%
1.00% if    None
                         purchases   charged
you redeem
                         of $500,000 when you
within 1
                         or more if  redeem
year of
                         you redeem  shares. The
purchase
                         within 1    charge is
                         year of     reduced
                         purchase    over time
                                     and there
                                     is no
                                     deferred
                                     sales
                                     charge
                                     after 6
                                     years
---------------------------------------------------
---------------------
Annual distribution and  0.15% of    0.65% of
0.70% of    None
service fees             average     average
average
                         daily net   daily net
daily net
                         assets      assets
assets
---------------------------------------------------
---------------------
Exchange privilege*      Class A     Class B
Class L     Class Y
                         shares      shares
shares      shares
                         of most     of most     of
most     of most
                         Smith       Smith
Smith       Smith
                         Barney      Barney
Barney      Barney
                         funds       funds
funds       funds
---------------------------------------------------
---------------------

*Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.


Smith Barney Mutual Funds

 Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

                                 Sales Charge as a
% of
                                 Offering  Net
amount
Amount of purchase               price (%) invested
(%)
Less than $25,000                  4.00        4.17
$25,000 but less than $50,000      3.50        3.63
$50,000 but less than $100,000     3.00        3.09
$100,000 but less than $250,000    2.50        2.56
$250,000 but less than $500,000    1.50        1.52
$500,000 or more                    -0-         -0-

Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

 . Accumulation privilege - lets you combine the current value of Class A shares owned

 . by you, or
 . by members of your immediate family,

 and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Cer-
 tain trustees and fiduciaries may be entitled to combine accounts in deter-
 mining their sales charge.

 . Letter of intent - lets you purchase Class A shares of the fund and other
  Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once.
You may include purchases
  on which you paid a sales charge within 90 days before you sign the letter.

Massachusetts Municipals Fund

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

 . Employees of members of the NASD
 . Clients of newly employed Salomon Smith Barney
Financial Consultants, if cer-
  tain conditions are met
 . Investors who redeemed Class A shares of a Smith
Barney fund in the past 60
  days, if the investor's Salomon Smith Barney
Financial Consultant or dealer
  representative is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial
Consultant or dealer representative
or consult the Statement of Additional Information
("SAI").

Class B shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of pur-chase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

Year after purchase    1st  2nd 3rd 4th 5th 6th
through 8th
Deferred sales charge  4.5%  4%  3%  2%  1%
0%

Class B conversion After 8 years, Class B shares automatically convert into
Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class
A shares as follows:

Shares issued:              Shares issued:
Shares issued:
At initial                  On reinvestment of Upon
exchange from
purchase                    dividends and
another Smith
                            distributions
Barney fund
Eight years after the date  In same proportion On
the date the
of purchase                 as the number of
shares originally
                            Class B shares
acquired would
                            converting is to   have
converted
                            total Class B      into
Class A
                            shares you own
shares
                            (excluding shares
                            issued as a divi-
                            dend)


Smith Barney Mutual Funds

Class L shares
You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund and/or other Smith
Barney Mutual Funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

Class Y shares

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

 More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 . Shares exchanged for shares of another Smith
Barney fund
 . Shares representing reinvested distributions and dividends
 . Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial
Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

 . On payments made through certain systematic withdrawal plans

Massachusetts Municipals Fund

 . For involuntary redemptions of small account balances
 . For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial
Consultant or dealer representative
or consult the SAI.

 Buying shares

     Through a   You should contact your Salomon
Smith Barney Financial Con-
 Salomon Smith   sultant or dealer representative
to open a brokerage account
        Barney   and make arrangements to buy
shares.
     Financial
 Consultant or   If you do not provide the
following information, your order
        dealer   will be rejected
representative
                 . Class of shares being bought
                 . Dollar amount or number of
shares being bought

                 You should pay for your shares
through your brokerage account
                 no later than the third business
day after you place your
                 order. Salomon Smith Barney or
your dealer representative may
                 charge an annual account
maintenance fee.
---------------------------------------------------
-----------------------------

                 Certain other investors who are
clients of the selling group
   Through the   are eligible to buy shares
directly from the fund.
   fund's sub-
      transfer
    agent

                 . Write the sub-transfer agent at
the following address:
                      Smith Barney Massachusetts
Municipals Fund
                      (Specify class of shares)

                      c/o PFPC Global Fund Services


                      P.O. Box 9699

                      Providence, RI 02940-9699


                 . Enclose a check made payable to
the fund to pay for the
                   shares. For initial purchases,
complete and send an account
                   application.
                 . For more information, call the
transfer agent at 1-800-451-
                   2010.



Smith Barney Mutual Funds

     Through a
    systematic   You may authorize Salomon Smith
Barney, your dealer represen-
    investment   tative or the sub-transfer agent
to transfer funds automati-
          plan   cally from a regular bank account,
cash held in a Salomon
                 Smith Barney brokerage account or
Smith Barney money market
                 fund to buy shares on a regular
basis.

                 . Amounts transferred should be at
least: $25 monthly or $50
                   quarterly

                 . If you do not have sufficient
funds in your account on a
                   transfer date, Salomon Smith
Barney, your dealer represen-
                   tative or the sub-transfer agent
may charge you a fee

                 For more information, contact your
Salomon Smith Barney
                 Financial Consultant, dealer
representative or the transfer
                 agent or consult the SAI.

 Exchanging shares

  Smith Barney   You should contact your Salomon
Smith Barney Financial Con-
      offers a   sultant or dealer representative
to exchange into other Smith
   distinctive   Barney funds. Be sure to read the
prospectus of the Smith
     family of   Barney fund you are exchanging
into. An exchange is a taxable
         funds   transaction.
   tailored to
 help meet the   . You may exchange shares only for
shares of the same class
 varying needs     of another Smith Barney fund.
Not all Smith Barney funds
 of both large     offer all classes
     and small
     investors   . Not all Smith Barney funds may
be offered in your state of
                   residence. Contact your Salomon
Smith Barney Financial
                   Consultant, dealer
representative or the transfer agent

                 . You must meet the minimum
investment amount for each fund

                 . If you hold share certificates,
the sub-transfer agent must
                   receive the certificates
endorsed for transfer or with
                   signed stock powers (documents
transferring ownership of
                   certificates) before the
exchange is effective
                 . The fund may suspend or
terminate your exchange privilege
                   if you engage in an excessive
pattern of exchanges


Massachusetts Municipals Fund

     Waiver of   Your shares will not be subject to
an initial sales charge at
    additional   the time of the exchange.
 sales charges

                 Your deferred sales charge (if
any) will continue to be mea-
                 sured from the date of your
original purchase. If the fund
                 you exchange into has a higher
deferred sales charge, you
                 will be subject to that charge. If
you exchange at any time
                 into a fund with a lower charge,
the sales charge will not be
                 reduced.
---------------------------------------------------
-----------------------------

  By telephone
                 If you do not have a brokerage
account, you may be eligible
                 to exchange shares through the
transfer agent. You must com-
                 plete an authorization form to
authorize telephone transfers.
                 If eligible, you may make
telephone exchanges on any day the
                 New York Stock Exchange is open.
Call the transfer agent at
                 1-800-451-2010 between 9:00 a.m.
and 4:00 p.m. (Eastern
                 time).

                 You can make telephone exchanges
only between accounts that
                 have identical registrations.
---------------------------------------------------
-----------------------------

       By mail
                 If you do not have a Salomon Smith
Barney brokerage account,
                 contact your dealer representative
or write to the sub-trans-
                 fer agent at the address on the
following page.


Smith Barney Mutual Funds

 Redeeming shares

     Generally   Contact your Salomon Smith Barney
Financial Consultant or
                 dealer representative to redeem
shares of the fund.

                 If you hold share certificates,
the sub-transfer agent must
                 receive the certificates endorsed
for transfer or with signed
                 stock powers before the redemption
is effective.

                 If the shares are held by a
fiduciary or corporation, other
                 documents may be required.

                 Your redemption proceeds will be
sent within three business
                 days after your request is
received in good order. However,
                 if you recently purchased your
shares by check, your redemp-
                 tion proceeds will not be sent to
you until your original
                 check clears, which may take up to
15 days.

                 If you have a Salomon Smith Barney
brokerage account, your
                 redemption proceeds will be placed
in your account and not
                 reinvested without your specific
instruction. In other cases,
                 unless you direct otherwise, your
redemption proceeds will be
                 paid by check mailed to your
address of record.
---------------------------------------------------
-----------------------------

       By mail
                 For accounts held directly at the
fund, send written requests
                 to the sub-transfer agent at the
following address:
                      Smith Barney Massachusetts
Municipals Fund
                      (Specify class of shares)

                      c/o PFPC Global Fund Services


                      P.O. Box 9699

                      Providence, RI 02940-9699


                 Your written request must provide
the following:

                 . Your account number
                 . The class of shares and the
dollar amount or number of
                   shares to be redeemed
                 . Signatures of each owner exactly
as the account is regis-
                   tered

Massachusetts Municipals Fund

  By telephone
                 If you do not have a brokerage
account, you may be eligible
                 to redeem shares in amounts up to
$10,000 per day through the
                 transfer agent. You must complete
an authorization form to
                 authorize telephone redemptions.
If eligible, you may request
                 redemptions by telephone on any
day the New York Stock
                 Exchange is open. Call the
transfer agent at 1-800-451-2010
                 between 9:00 a.m. and 4:00 p.m.
(Eastern time).

                 Your redemption proceeds can be
sent by check to your address
                 of record or by wire transfer to a
bank account designated on
                 your authorization form. You must
submit a new authorization
                 form to change the bank account
designated to receive wire
                 transfers and you may be asked to
provide certain other docu-
                 ments.
---------------------------------------------------
-----------------------------

     Automatic   You can arrange for the automatic
redemption of a portion of
          cash   your shares on a monthly or
quarterly basis. To qualify you
    withdrawal   must own shares of the fund with a
value of at least $10,000
         plans   and each automatic redemption must
be at least $50. If your
                 shares are subject to a deferred
sales charge, the sales
                 charge will be waived if your
automatic payments do not
                 exceed 1% per month of the value
of your shares subject to a
                 deferred sales charge.

                 The following conditions apply:

                 . Your shares must not be
represented by certificates
                 . All dividends and distributions
must be reinvested

                 For more information, contact your
Salomon Smith Barney
                 Financial Consultant or dealer
representative or consult the
                 SAI.


Smith Barney Mutual Funds

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order.
This means you have provided the following information, without which your request will not be processed:

 . Name of the fund
 . Account number
 . Class of shares being bought, exchanged or redeemed
 . Dollar amount or number of shares being bought, exchanged or redeemed
 . Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemp-tion request is genuine by recording calls, asking the caller to provide a per-sonal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 . Are redeeming over $10,000 of shares

 . Are sending signed share certificates or stock powers to the sub-transfer agent

 . Instruct the sub-transfer agent to mail the check to an address different from the one on your account
 . Changed your account registration
 . Want the check paid to someone other than the account owner(s)
 . Are transferring the redemption proceeds to an account with a different reg-
  istration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 . Suspend the offering of shares
 . Waive or change minimum and additional investment amounts
 . Reject any purchase or exchange order
 . Change, revoke or suspend the exchange privilege
 . Suspend telephone transactions

Massachusetts Municipals Fund

 . Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-
  ties and Exchange Commission
 . Pay redemption proceeds by giving you securities.
You may pay transaction
  costs to dispose of the securities

Small account balances If your account falls below
$500 because of a redemption
of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other share-holders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.


Smith Barney Mutual Funds

 Dividends, distributions and taxes

Dividends The fund pays dividends each month from its net investment income.
The fund generally makes capital gain
distributions, if any, once a year, typi-cally in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain dis-tributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends. Alterna-tively, you can instruct your Salomon Smith Barney
Financial Consultant, dealer
representative or the transfer agent to have your distributions and/or divi-dends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effec-tive until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

Transaction              Federal tax status
Massachusetts tax status
Redemption or exchange   Usually capital
Usually capital gain
of shares                gain or loss; long-term
only or loss
                         if shares owned
                         more than one year

Long-term capital gain   Taxable gain
Taxable gain
distributions

Short-term capital gain  Ordinary income
Ordinary income
distributions
Dividends                Exempt if from
Exempt if from
                         interest on tax-exempt
interest on Massachusetts
                         securities, otherwise
municipal securities,
                         ordinary income
otherwise ordinary

income

Any taxable dividends and capital gains are taxable whether received in cash or reinvested in fund shares. Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of

Massachusetts Municipals Fund
shares during the previous year. If you do not provide the fund with your cor-rect taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

 Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabili-ties. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calcu-lation is done when regular trading closes on the Exchange (normally 4:00 p.m.,
Eastern time).

Generally, the fund's investments are valued by an independent pricing service.
If market quotations or a valuation from the pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the Exchange or market on which the security is principally traded, that security may be valued by another method that the fund's board believes accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities. A security's valuation may differ depending on the method used for determining value.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial
Consultant or dealer repre-
sentative before the New York Stock Exchange closes. If the New York Stock
Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.


Smith Barney Mutual Funds

 Financial highlights

The financial highlights tables are intended to help you understand the perfor-mance of each class for the past 5 years. Certain information reflects finan-cial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request). No information is present for Class Y shares because no shares were outstanding during these fiscal years.

 For a Class A share of beneficial interest outstanding throughout each year ended November 30:

1999(/3/)     1998     1997     1996     1995
---------------------------------------------------
--------------------------------------
 Net asset value, beginning of year          $13.32
$13.18   $12.99   $12.96   $11.35
---------------------------------------------------
--------------------------------------
 Income (loss) from operations:
 Net investment income(/1/)                    0.62
0.65     0.66     0.68     0.69
 Net realized and unrealized gain (loss)
(1.23)     0.34     0.32     0.02     1.61
---------------------------------------------------
--------------------------------------
 Total income (loss) from operations
(0.61)     0.99     0.98     0.70     2.30
---------------------------------------------------
--------------------------------------
 Less distributions from:
 Net investment income
(0.62)    (0.64)   (0.67)   (0.67)   (0.69)
 In excess of net investment income              --
(0.01)      --       --       --
 Net realized gains                              --
(0.20)   (0.12)      --       --
---------------------------------------------------
--------------------------------------
 Total distributions
(0.62)    (0.85)   (0.79)   (0.67)   (0.69)
---------------------------------------------------
--------------------------------------
 Net asset value, end of year                $12.09
$13.32   $13.18   $12.99   $12.96
---------------------------------------------------
--------------------------------------
 Total return(/2/)
(4.73)%    7.66%    7.85%    5.65%   20.73%
---------------------------------------------------
--------------------------------------
 Net assets, end of year (000)'s            $35,386
$37,451  $32,736  $30,109  $29,159
---------------------------------------------------
--------------------------------------
 Ratios to average net assets:
 Expenses(/1/)
0.85%     0.76%    0.80%    0.80%    0.83%
 Net investment income                         4.84
4.84     5.07     5.32     5.42
---------------------------------------------------
--------------------------------------
 Portfolio turnover rate
66%       51%      58%      23%      10%
---------------------------------------------------
--------------------------------------

(/1/) The adviser waived all or part of its fees for the three years ended
      November 30, 1997. If such fees had not been waived, the per share decrease in net investment income and the expense ratios would have been as follows:

            Per Share Decreases        Expense
Ratios
          In Net Investment Income  Without Fee
Waivers
             1997     1996     1995   1997    1996
1995
---------------------------------------------------
--------
Class A     $0.01    $0.01    $0.03   0.88%   0.91%
1.07%
---------------------------------------------------
--------

(/2/) Total return does not reflect any applicable sales load or deferred sales charge.

(/3/) Per share amounts have been calculated using the monthly average shares method.

Massachusetts Municipals Fund

 For a Class B share of beneficial interest outstanding throughout each year ended November 30:

                                 1999(/3/)     1998
1997     1996     1995
---------------------------------------------------
----------------------------
 Net asset value, beginning of
 year                             $ 13.30    $13.17
$12.99   $12.96   $11.35
---------------------------------------------------
----------------------------
 Income (loss) from operations:
 Net investment income(/1/)          0.56      0.58
0.60     0.61     0.63
 Net realized and unrealized
 gain (loss)                        (1.23)     0.33
0.31     0.03     1.61
---------------------------------------------------
----------------------------
 Total income (loss) from
 operations                         (0.67)     0.91
0.91     0.64     2.24
---------------------------------------------------
----------------------------
 Less distributions from:
 Net investment income              (0.55)
(0.57)   (0.61)   (0.61)   (0.63)
 In excess of net investment
 income                                --
(0.01)      --       --       --
 Net realized gains                    --
(0.20)   (0.12)      --       --
---------------------------------------------------
----------------------------
 Total distributions                (0.55)
(0.78)   (0.73)   (0.16)   (0.63)
---------------------------------------------------
----------------------------
 Net asset value, end of year     $ 12.08    $13.30
$13.17   $12.99   $12.96
---------------------------------------------------
----------------------------
 Total return(/2/)                  (5.18)%
7.05%    7.25%    5.14%   20.15%
---------------------------------------------------
----------------------------
 Net assets, end of year
 (000)'s                          $27,332   $30,285
$27,589  $28,874  $28,726
---------------------------------------------------
----------------------------
 Ratios to average net assets:
 Expenses(/1/)                       1.36%
1.28%    1.31%    1.31%    1.35%
 Net investment income               4.33      4.32
4.57     4.81     4.94
---------------------------------------------------
----------------------------
 Portfolio turnover rate               66%
51%      58%      23%      10%
---------------------------------------------------
----------------------------

(/1/) The adviser has waived all or part of its fees for the three years ended
      November 30, 1997. If such fees had not been waived, the per share decrease in net investment income and the expense ratios would have been as follows:

         Per Share Decreases     Expense Ratios
          In Net Investment   Without Fee Waivers
                Income
           1997   1996   1995   1997    1996
1995
---------------------------------------------------
--
Class B   $0.01  $0.01  $0.04   1.39%   1.42%
1.59%
---------------------------------------------------
--

(/2/) Total return does not reflect any applicable sales load or deferred sales charge.

(/3/) Per share amounts have been calculated using the monthly average shares method.


Smith Barney Mutual Funds

 For a Class L share of beneficial interest outstanding throughout each year ended November 30:

                                    1999(/3/)
1998(/4/)   1997    1996    1995
---------------------------------------------------
-----------------------------
 Net asset value, beginning of
 year                                $13.30
$13.16   $12.98  $12.95  $11.35
---------------------------------------------------
-----------------------------
 Income (or loss) from
 operations:
 Net investment income(/1/)            0.56
0.58     0.59    0.60    0.63
 Net realized and unrealized gain
 (or loss)                            (1.24)
0.34     0.31    0.03    1.60
---------------------------------------------------
-----------------------------
 Total income (or loss) from
 operations                           (0.68)
0.92     0.90    0.63    2.23
---------------------------------------------------
-----------------------------
 Less distributions from:
 Net investment income                (0.55)
(0.57)   (0.60)  (0.60)  (0.63)
 In excess of net investment
 income                                  --
(0.01)      --      --      --
 Net realized gains                      --
(0.20)   (0.12)     --      --
---------------------------------------------------
-----------------------------
 Total distributions                  (0.55)
(0.78)   (0.72)  (0.60)  (0.63)
---------------------------------------------------
-----------------------------
 Net asset value, end of year        $12.07
$13.30   $13.16  $12.98  $12.95
---------------------------------------------------
-----------------------------
 Total return(/2/)                    (5.28)%
7.11%    7.21%   5.09%  20.04%
---------------------------------------------------
-----------------------------
 Net assets, end of year (000)'s     $2,867
$1,895     $428    $179    $146
---------------------------------------------------
-----------------------------
 Ratios to average net assets:
 Expenses(/1/)                         1.39%
1.31%    1.34%   1.34%   1.35%
 Net investment income                 4.32
4.25     4.51    4.77    4.65
---------------------------------------------------
-----------------------------
 Portfolio turnover rate                 66%
51%      58%     23%     10%
---------------------------------------------------
-----------------------------

(/1/) The investment adviser waived all or part of its fees for the three years ended November 30, 1997. If such fees had not been waived, the per share decrease in net investment income and the ratios of expenses would have been as follows:

         Per Share Decreases     Expense Ratios
          In Net Investment   Without Fee Waivers
                Income
           1997   1996   1995   1997    1996
1995
---------------------------------------------------
--
Class L   $0.01  $0.01  $0.04   1.42%   1.44%
1.58%
---------------------------------------------------
--

(/2/) Total return does not reflect any applicable sales load or deferred sales charge.

(/3/) Per share amounts have been calculated using the monthly average shares method.

(/4/) On June 12, 1998, Class C shares were renamed Class L shares.

Massachusetts Municipals Fund

SalomonSmithBarney

----------------------------

A member of citigroup [LOGO]

Massachusetts
Municipals Fund

Shareholder reports Annual and semiannual reports to shareholders provide addi-tional information about the fund's investments.
These reports discuss the mar-
ket conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney
Financial Consultant, dealer
representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by refer-ence into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon
Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388
Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the
"Commission") Public Reference Room in Washington
D.C. In addition, informa-
tion on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicat-ing fee by electronic request at the following E-mail address:
publicinfo@sec.gov, or by writing the Commission's
Public Reference Section,
Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not law-fully sell its shares.

SMSalomon Smith Barney is a service mark of Salomon
Smith Barney Inc.

(Investment Company Act file
no. 811-06290)

FD0226 3/00


Part B-Statement of Additional Information
March 29, 2000


STATEMENT OF ADDITIONAL INFORMATION

SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND

388 Greenwich Street
New York, New York 10013
(800) 451-2010


This Statement of Additional Information ("SAI") is meant to be read in conjunction with the Prospectus of the Smith Barney Massachusetts Municipals Fund (the
"fund") dated March 29, 2000, as amended or supplemented from time to time (the "prospectus"), and is incorporated by reference in it entirety into the prospectus. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders which are incorporated herein by reference. The prospectus and copies of the reports may be obtained free of charge by contacting a
Salomon Smith Barney Financial Consultant, or by writing or calling Salomon Smith Barney Inc. ("Salomon
Smith
Barney") at the address or telephone number above.

TABLE OF CONTENTS

Trustees and Executive Officers of the Fund	2
Investment Objective and Management Policies	5
Risk Factors 17
Massachusetts Risk
Factors 18
Puerto Rico Risk
Factors 19
Investment
Restrictions 20
Portfolio
Transactions 22
Portfolio
Turnover 22
Purchase of Shares 23
Determination of Net Asset
Value 28
Valuation of Shares	29
Redemption of Shares	30
Investment Management and Other Services	33
Exchange Privilege	36
Performance Information	37
Dividends, Distributions and Taxes	42
Additional Information	46
Financial Statements 47
Other Information 48
Appendix A	49


TRUSTEES AND EXECUTIVE OFFICERS OF THE FUND

The names of the trustees of the trust and executive officers of the fund, together with information as to their principal business occupations, are set forth below. The executive officers of the fund are employees of organizations that provide services to the fund.
Each trustee who is an "interested person" of the trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act") is indicated by an asterisk.
The address of the executive officers of the fund, except Heath B. McLendon, is 388 Greenwich Street,
New
York, New York 10013.

Herbert Barg (Age 76). Private Investor. His address is 273 Montgomery Avenue, Bala Cynwyd, Pennsylvania
19004.

*Alfred J. Bianchetti (Age 77).  Retired; formerly
Senior Consultant to Dean Witter Reynolds Inc. His address is 19 Circle End Drive, Ramsey, New Jersey
07466.

Martin Brody (Age 78).  Consultant, HMK Associates;
Retired Vice Chairman of the Board of Restaurant
Associates Corp.  His address is c/o HMK
Associates, 30
Columbia Turnpike, Florham Park, New Jersey 07932.

Dwight B. Crane (Age 62).  Professor, Harvard
Business
School.  His address is c/o Harvard Business
School,
Soldiers Field Road, Boston, Massachusetts 02163.

Burt N. Dorsett (Age 69).  Managing Partner of
Dorsett
McCabe Management. Inc., an investment counseling firm;
Director of Research Corporation Technologies,
Inc., a
nonprofit patent clearing and licensing firm. His address is 201 East 62nd Street, New York, New York
10021.

Elliot S. Jaffe (Age 73).  Chairman of the Board
and
President of The Dress Barn, Inc.  His address is
30
Dunnigan Drive, Suffern, New York 10901.

Stephen E. Kaufman (Age 68). Attorney. His address is
277 Park Avenue, New York, New York 10172.

Joseph J. McCann (Age 69).  Financial Consultant;
Retired Financial Executive, Ryan Homes, Inc. His address is 200 Oak Park Place, Pittsburgh,
Pennsylvania
15243.

*Heath B. McLendon (Age 66). Chairman of the Board and
Investment Officer; Managing Director of Salomon
Smith
Barney Inc.; President of SSB Citi Fund Management
LLC
("SSB Citi" or the "manager") and Travelers
Investment
Adviser, Inc. ("TIA"); Chairman or Co-Chairman of the
Board of 71 investment companies managed by affiliates of Salomon Smith Barney. His address is 7 World
Trade
Center, New York, New York 10048.

Cornelius C. Rose, Jr. (Age 66).  President,
Cornelius
C. Rose Associates, Inc., financial consultants, and
Chairman and Director of Performance Learning
Systems,
an educational consultant. His address is Meadowbrook
Village, Building 4, Apt 6, West Lebanon, New
Hampshire
03784.
Lewis E. Daidone (Age 42). Senior Vice President and
Treasurer; Managing Director of Salomon Smith
Barney;
Chief Financial Officer of the Smith Barney mutual funds; Director and Senior Vice President of SSB
Citi
and TIA; Senior Vice President and Treasurer of 61 investment companies associated with Citigroup.

Peter Coffey (Age 55). Vice President and
Investment
Officer; Managing Director of Salomon Smith Barney;
Vice
President of SSB Citi and of 5 investment companies associated with Salomon Smith Barney.

Anthony Pace (Age 34). Controller; Director of
Salomon
Smith Barney; Controller or Assistant Treasurer of
61
investment companies associated with Citigroup.

Christina T. Sydor (Age 49). Secretary; Managing
Director of Salomon Smith Barney; General Counsel and
Secretary of SSB Citi and TIA; Secretary of 61 investment companies associated with Citigroup.

As of March 10, 2000, the trustees and officers of the funds, as a group, owned less than 1% of the outstanding shares of beneficial interest of the fund.

To the best knowledge of the trustees, as of March
10,
2000, the following shareholders or "groups" (as such term is defined in Section 13(d) of the Securities
Exchange Act of 1934, as amended) owned
beneficially or
of record more than 5% of the shares of the following classes:

Class A
	Percentage

East West Enterprises Inc.			6.9693%
Attn. Reverend Raymond C. Lee
675 Massachusetts Ave.
Cambridge, MA 02139-3309

Class L

Phillip J. Cade					11.5445%
Margaret P. Cade
JTWROS
24 Ginn Road
Winchester, MA 01890-2607

Lilla M. Pond TTEE				10.8758%
Lilla M. Pond TRUST
U/A/D 5/13/93
80 Lincoln Street
Norwood, MA 02062-1352


Myron Pulier					6.9806%
Anita Pulier JTWROS
c/o Salzman & Salzman
32 Court Street
Brooklyn, NY 11201-4404

No officer, trustee or employee of Salomon Smith
Barney
or any of its affiliates receives any compensation from the trust for serving as an officer of the funds or trustee of the trust. The trust pays each trustee who is not an officer, trustee or employee of Salomon
Smith
Barney or any of its affiliates a fee of $1,000 per annum plus $100 per in-person meeting or telephonic meeting. Each trustee emeritus who is not an officer, director or employee of Salomon Smith Barney or its affiliates receives a fee of $500 per annum plus
$50 per
in-person meeting or telephonic meeting. All trustees are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings. For the most recent calendar year, the total aggregate reimbursement was
$14,438.

For the fiscal year ended November 30, 1999, the trustees of the trust were paid the following compensation:






Name of Person




Aggregate
Compensati
on
from Fund
FYE
11/30/99

Total
Pension or
Retirement
Benefits
Accrued
as part of
Fund
Expenses


Aggregate
Compensation
From Fund And
Fund
Complex Paid to
Trustees
Calendar Year
Ended 12/31/99

Number of
Funds for
Which
Trustees
Serves
Within
Fund
Complex

Herbert Barg **
$1,500
$0
$114,288
16
Alfred
Bianchetti *
 1,400
  0
   53,900
11
Martin Brody **
 1,300
  0
 138,600
21
Dwight B. Crane
**
 1,500
  0
 155,363
24
Burt N. Dorsett
**
 1,500
  0
   57,950
11
Elliot S. Jaffe
**
 1,200
  0
   45,100
11
Stephen E.
Kaufman **
 1,500
  0
  110,650
13
Joseph J. McCann
**
 1,500
  0
   58,050
11
Heath B.
McLendon *
0
-
0
71
Cornelius C.
Rose, Jr. **
 1,400
  0
   53,500
11

*	Designates an "interested" trustee.
**	Designates member of Audit Committee.

	Upon attainment of age 80, fund trustees are required to change to emeritus status. Trustees emeritus are entitled to serve in emeritus status for a maximum of 10 years. A trustee emeritus may attend meetings but has no voting rights.
During the fund's last fiscal year, aggregate compensation paid by the fund to trustees achieving emeritus status totaled $700.



INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

The prospectus discusses the fund's investment objective and the policies it employs to achieve that objective.
The following discussion supplements the description of the fund's investment policies in the prospectus.
For
purposes of this SAI, obligations of non-
Massachusetts
municipal issuers that pay interest which is excluded from gross income for Federal income tax purposes
("Non-
Massachusetts Municipal Securities") and obligations of
The Commonwealth of Massachusetts and its political subdivisions, agencies and public authorities
(together
with certain other municipal issuers such as Puerto
Rico, the Virgin Islands and Guam) that pay interest which is excluded from gross income for Federal income tax purposes and exempt from Massachusetts personal income taxes ("Massachusetts Municipal
Securities"), are
collectively referred to as "Exempt Obligations."
Under
normal market conditions, the fund will invest at least
80% of its net assets in Massachusetts Municipal
Securities. The fund may invest up to 20% of its net assets in non-Massachusetts Municipal Securities.
SSB
Citi serves as investment adviser and administrator to the fund.

Non-Diversified Classification. The fund is classified as a non-diversified fund under the 1940 Act, which means the fund is not limited by the Act in the proportion of its assets it may invest in the obligations of a single issuer. The fund intends to conduct its operations, however, so as to qualify as a regulated investment company for purposes of the Internal Revenue Code of 1986, as amended (the
"Code"),
which will relieve the fund of any liability for the
Federal income tax and Massachusetts franchise tax, as applicable, to the extent its earnings are distributed to shareholders. To qualify as a regulated investment company, the fund will, among other things, limit its investments so that, at the close of each quarter of the taxable year (a) not more than 25% of the market value of the fund's total assets will be invested in the securities of a single issuer and (b) with respect to
50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the fund will not own more than 10% of the outstanding voting securities of a single issuer.

As a result of the fund's non-diversified status, an investment in the fund may present greater risks to investors than an investment in a diversified fund.
The
investment return on a non-diversified fund typically is dependent upon the performance of a smaller number of securities relative to the number of securities held in a diversified fund. The fund's assumption of large positions in the obligations of a small number of issuers will affect the value of its portfolio to a greater extent than that of a diversified fund in the event of changes in the financial condition, or in the market's assessment, of the issuers.

The identification of the issuer of Exempt
Obligations
generally depends upon the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and the security is backed only by the assets and revenues of such entity, such entity would be deemed to be the sole issuer.
Similarly, in the case of a private activity bond, if that bond is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user is deemed to be the sole issuer. If in either case, however, the creating government or some other entity guarantees a security, such a guarantee would be considered a separate security and would be treated as an issue of such government or other entity.

Use of Ratings as Investment Criteria

In general, the ratings of Moody's Investors
Service,
Inc. ("Moody's'') and Standard & Poor's Ratings
Group
("S&P") and other nationally recognized statistical ratings organizations ("NRSROs") represent the opinions of those agencies as to the quality of the Exempt
Obligations and short-term investments which they rate.
 It should be emphasized, however, that such ratings are relative and subjective, are not absolute standards of quality and do not evaluate the market risk of securities. These ratings will be used by the fund as initial criteria for the selection of portfolio securities, but the fund also will rely upon the independent advice of the manager to evaluate potential investments. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. To the extent the fund invests in lower-rated and comparable unrated securities, the fund's achievement of its investment objective may be more dependent on the manager's credit analysis of such securities than would be the case for a portfolio consisting entirely of higher-rated securities. The Appendix contains information concerning the ratings of Moody's and S&P and their significance.

Subsequent to its purchase by the fund, an issue of Exempt Obligations may cease to be rated or its rating may be reduced below the rating given at the time the securities were acquired by the fund. Neither event will require the sale of such Exempt Obligations by the fund, but the manager will consider such event in its determination of whether the fund should continue to hold the Exempt Obligations. To the extent the ratings change as a result of changes in such organizations or their rating systems or due to a corporate restructuring of Moody's, S&P or any NRSRO, the fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

The fund may invest up to 25% of its total assets in securities rated below investment grade (i.e., lower than Baa, MIG 3 or Prime-1 by Moody's or BBB, SP-2 or A-
1 by S&P), or have the equivalent rating by any NRSRO, or in unrated securities deemed to be of comparable quality by SSB Citi. These securities, commonly referred to as "junk bonds," (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Securities rated as low as C by Moody's or
D by S&P or have the equivalent rating by any NRSRO are extremely speculative and may be in actual default of interest and/or principal payments.

While the market values of low-rated and comparable unrated securities tend to react less to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain low-rated and comparable unrated municipal securities also tend to be more sensitive than higher-rated securities to short-term corporate and industry developments and changes in economic conditions (including recession) in specific regions or localities or among specific types of issuers. In addition, low-rated securities and comparable unrated securities generally present a higher degree of credit risk. During an economic downturn or a prolonged period of rising interest rates, the ability of issuers of low-rated and comparable unrated securities to service their payment obligations, meet projected goals or obtain additional financing may be impaired. The risk of loss due to default by such issuers is significantly greater because low-rated and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

While the market for municipal securities is considered generally to be adequate, the existence of limited markets for particular low-rated and comparable unrated securities may diminish the fund's ability to (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value and
(b)
sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets. The market for certain low-rated and comparable unrated securities has not fully weathered a major economic recession. Any such economic downturn would adversely affect the value of such securities and the ability of the issuers of these securities to repay principal and pay interest thereon.

Fixed-income securities, including low-rated securities and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the fund. If an issuer exercises these rights during periods of declining interest rates, the fund may have to replace the security with a lower yielding security, thus resulting in a decreased return to the fund.

Because many issuers of Massachusetts Municipal
Securities may choose not to have their obligations rated, it is possible that a large portion of the fund's portfolio may consist of unrated obligations.
Unrated
obligations are not necessarily of lower quality than rated obligations, but to the extent the fund invests in unrated obligations, the fund will be more reliant on the Adviser's judgment, analysis and experience than would be the case if the fund invested only in rated obligations.

Maturity of Obligations Held By The Fund. The fund's average weighted maturity will vary from time to time based on the judgment of the manager. The fund intends to focus on intermediate and long-term obligations, generally with maturities at the time of purchase from three to more than twenty years.

Exempt Obligations. Exempt Obligations are classified as general obligation bonds, revenue bonds and notes.
General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power.
 Notes are short-term obligations of issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Exempt Obligations bear fixed, floating and variable rates of interest, and variations exist in the security of Exempt Obligations, both within a particular classification and between classifications.

The yields on, and values of, Exempt Obligations depend on a variety of factors, including general economic and monetary conditions, conditions in the Exempt
Obligation
markets, size of a particular offering, maturity of the obligation and rating of the issue. Consequently, Exempt Obligations with the same maturity, coupon and rating may have different yields or values.

Issuers of Exempt Obligations may be subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. In addition, the obligations of those issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of the obligations or upon the ability of municipalities to levy taxes. The possibility also exists that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of, and interest on, its obligations may be materially affected.

Private Activity Bonds. The fund may invest without limit in Exempt Obligations that are "private activity bonds," as defined in the Code, which are in most cases revenue bonds. Private activity bonds generally do not carry the pledge of the credit of the issuing municipality, but are guaranteed by or payable from funds provided by the corporate entity on whose behalf they are issued. Interest income on certain types of private activity bonds issued after August 7, 1986 to finance non-governmental activities is a specific tax preference item for purposes of the federal individual and corporate alternative minimum taxes.
Individual and
corporate shareholders may be subject to a federal alternative minimum tax to the extent the fund's dividends are derived from interest on these bonds.
Dividends derived from interest income on Exempt
Obligations are a "current earnings" adjustment item for purposes of the federal corporate alternative minimum tax. See "Taxes." Private activity bonds held by the fund will be included in the term Exempt
Obligations for
purposes of determining compliance with the fund's policy of investing at least 80% of its total assets in
Exempt Obligations.

Related Instruments. The fund may invest without limit in Exempt Obligations that are repayable out of revenues generated from economically related projects or facilities or debt obligations whose issuers are located in the same state. Sizable investments in these obligations could involve an increased risk to the fund should any of the related projects or facilities experience financial difficulties.

U.S. Government Securities. The fund may invest in debt obligations of varying maturities issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. Government Securities").
Direct
obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. U.S. Government
Securities also include securities issued or guaranteed by the Federal Housing Administration, Farmers Home
Loan
Administration, Export-Import Bank of the United
States,
Small Business Administration, Government National
Mortgage Association ("GNMA"), General Services
Administration, Central Bank for Cooperatives,
Federal
Farm Credit Banks, Federal Home Loan Banks, Federal
Home
Loan Mortgage Corporation ("FHLMC"), Federal
Intermediate Credit Banks, Federal Land Banks,
Federal
National Mortgage Association ("FNMA"), Maritime
Administration, Tennessee Valley Authority,
District of
Columbia Armory Board and Student Loan Marketing
Association. The fund may also invest in instruments supported by the right of the issuer to borrow from the
U.S. Treasury and instruments supported by the credit of the instrumentality. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, a fund will invest in obligations issued by such an instrumentality only if the manager determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the fund.
Municipal Obligations. The fund invests principally in debt obligations, issued by, or on behalf of, states, territories and possessions of the United States and the
District of Columbia and their political subdivisions, agencies and instrumentalities or multistate agencies or authorities, the interest from which is, in the opinion of bond counsel to the issuer, excluded from gross income for Federal income tax purposes ("Municipal
Obligations"). Municipal Obligations generally are understood to include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations, payment of general operating expenses and extensions of loans to public institutions and facilities. Private activity bonds issued by or on behalf of public authorities to finance privately operated facilities are considered to be Municipal Obligations if the interest paid on them qualifies as excluded from gross income (but not necessarily from alternative minimum taxable income) for
Federal income tax purposes in the opinion of bond counsel to the issuer. Municipal Obligations may be issued to finance life care facilities, which are an alternative form of long-term housing for the elderly that offer residents the independence of a condominium life-style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state industrial development authorities. Because the bonds are secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks, including a drop in occupancy levels, the difficulty of maintaining adequate financial reserves to secure estimated actuarial liabilities, the possibility of regulatory cost restrictions applied to health care delivery and competition from alternative health care or conventional housing facilities.

Municipal Leases. The fund may invest without limit in
"municipal leases." Municipal leases may take the form of a lease or an installment purchase contract issued by state or local government authorities to obtain funds to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets. Interest payments on qualifying municipal leases are exempt from Federal income taxes and state income taxes within the state of issuance.
Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the
"non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are often secured by the underlying property, disposition of the property in the event of foreclosure might prove difficult. The fund may invest in municipal leases without non-appropriation clauses only when the municipality is required to continue the lease under all circumstances except bankruptcy.
There
is no limitation on the percentage of the fund's assets that may be invested in municipal lease obligations. In evaluating municipal lease obligations, the manager will consider such factors as it deems appropriate, which my include: (a) whether the lease can be canceled;
(b) the
ability of the lease obligee to direct the sale of the underlying assets; (c) the general creditworthiness of the lease obligor; (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality;
(e) the
legal recourse of the lease obligee in the event of such a failure to appropriate funding; (f) whether the security is backed by a credit enhancement such as insurance; and (g) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation.

Municipal leases the fund may acquire will be both rated and unrated. Rated leases include those rated investment grade at the time of investment or those issued by issuers whose senior debt is rated investment grade at the time of investment. The fund may acquire unrated issues the manager deems to be comparable in quality to rated issues in which the fund is authorized to invest. A determination that an unrated lease obligation is comparable in quality to a rated lease obligation will be subject to oversight and approval by the trust's board of trustees.

Municipal leases held by the fund will be considered illiquid securities unless the trust's board of trustees determines on an ongoing basis that the leases are readily marketable. An unrated municipal lease with a non-appropriation risk that is backed by an irrevocable bank letter of credit or an insurance policy issued by a bank or insurer deemed by the manager to be of high quality and minimal credit risk, will not be deemed to be illiquid solely because the underlying municipal lease is unrated, if the manager determines that the lease is readily marketable because it is backed by the letter of credit or insurance policy.

Zero Coupon Securities. The fund may invest in zero coupon Exempt Obligations. Zero coupon Exempt
Obligations are generally divided into two categories:
pure zero obligations, which pay no interest for their entire life and zero/fixed obligations, which pay no interest for some initial period and thereafter pay interest currently. In the case of a pure zero obligation, the failure to pay interest currently may result from the obligation's having no stated interest rate, in which case the obligation pays only principal at maturity and is issued at a discount from its stated principal amount. A pure zero obligation may, in the alternative, carry a stated interest rate, but provide that no interest is payable until maturity. The value to the investor of a zero coupon Exempt Obligation consists of the economic accretion either of the difference between the purchase price and the nominal principal amount (if no interest is stated to accrue) or of accrued, unpaid interest during the Exempt
Obligation's
life or payment deferral period.

Custodial Receipts. The fund may acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments, or both, on certain Exempt Obligations. The underwriter of these certificates or receipts typically purchases Exempt
Obligations and deposits the obligations in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates evidencing ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon Exempt Obligations described above. Although under the terms of a custodial receipt the fund would typically be authorized to assert its rights directly against the issuer of the underlying obligations, the fund could be required to assert through the custodian bank those rights as may exist against the underlying issuer. Thus, if the underlying issuer fails to pay principal and/or interest when due, the fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the fund had purchased a direct obligation of the issuer. In addition, if the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

Exempt Obligation Components. The fund may invest in
Exempt Obligations, the interest rate on which has been divided by the issuer into two different and variable components, which together result in a fixed interest rate. Typically, the first of the components (the
"Auction Component") pays an interest rate that is reset periodically through an auction process; whereas the second of the components (the "Residual Component") pays a residual interest rate based on the difference between the total interest paid by the issuer on the Exempt
Obligation and the auction rate paid on the Auction
Component. The fund may purchase both Auction and Residual Components.

Because the interest rate paid to holders of Residual
Components is generally determined by subtracting from a fixed amount the interest rate paid to the holders of
Auction Components, the interest rate paid to Residual
Component holders will decrease as the Auction
Component's rate increases and increase as the Auction
Component's rate decreases. Moreover, the magnitude of the increases and decreases in market value of Residual
Components may be larger than comparable changes in the market value of an equal principal amount of a fixed rate Exempt Obligation having similar credit quality, redemption provisions and maturity.

Floating and Variable Rate Instruments. The fund may purchase floating and variable rate demand notes and bonds, which are Exempt Obligations normally having a stated maturity in excess of one year, but which permit their holder to demand payment of principal at any time, or at specified intervals. The maturity of a floating or variable rate demand note or bond will be deemed shortened by virtue of a demand feature.

The issuer of floating and variable rate demand obligations normally has a corresponding right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of these obligations. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time that rate is adjusted.
The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals.
Frequently, floating and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Use of letters of credit or other credit support arrangements will not adversely affect the tax-exempt status of these obligations. Because they are direct lending arrangements between the lender and borrower, floating and variable rate obligations generally will not be traded. In addition, generally no secondary market exists for these obligations, although their holders may demand payment at face value. For these reasons, when floating and variable rate obligations held by the fund are not secured by letters of credit or other credit support arrangements, the fund's rights to demand payment is dependent on the ability of the borrower to pay principal and interest on demand. The manager, on behalf of the fund, will consider on an ongoing basis the creditworthiness of the issuers of floating and variable rate demand obligations held by the fund.

Participation Interests. The fund may purchase from financial institutions tax-exempt participation interests in Exempt Obligations. A participation interest gives the fund an undivided interest in the
Exempt Obligation in the proportion that the fund's participation interest bears to the total amount of the
Exempt Obligation. These instruments may have floating or variable rates of interest. If the participation interest is unrated, it will be backed by an irrevocable letter of credit or guarantee of a bank that the trust's board of trustees has determined meets certain quality standards, or the payment obligation otherwise will be collateralized by U.S. government securities. The fund will have the right, with respect to certain participation interests, to demand payment, on a specified number of days' notice, for all or any part of the fund's interest in the Exempt Obligation, plus accrued interest. The fund intends to exercise its right with respect to these instruments to demand payment only upon a default under the terms of the Exempt Obligation or to maintain or improve the quality of its investment portfolio.

Taxable Investments. Under normal conditions, the fund may hold up to 20% of its total assets in cash or money market instruments, including taxable money market instruments (collectively, "Taxable Investments").
In
addition, when the manager believes that market conditions warrant, the fund may take a temporary defensive posture and invest without limitation in short-term Exempt Obligations and Taxable
Investments.
 To the extent the fund holds Taxable Investments and, under certain market conditions, certain floating and variable rate demand obligations or Auction
Components,
the fund may not achieve its investment objective.

Temporary Investments. When the fund is maintaining a defensive position, it may invest in short-term investments ("Temporary Investments") consisting of: (a) the following tax-exempt securities - notes of municipal issuers having, at the time of purchase, a rating within the three highest grades of Moody's or S&P or, if not rated, having an issue of outstanding Exempt
Obligations
rated within the three highest grades by Moody's or S&P;
and (b) the following taxable securities: U.S.
government securities, including repurchase agreements with respect to such securities; other debt securities rated within the three highest grades by Moody's and
S&P; commercial paper rated in the highest grade by either of such rating services; and certificates of deposit of domestic banks with assets of $1 billion or more. The fund may invest in Temporary Investments for defensive reasons in anticipation of a market decline.
 At no time will more than 20% of the fund's total assets be invested in Temporary Investments unless the fund has adopted a defensive investment policy.
The
fund intends, however, to purchase tax-exempt
Temporary
Investments pending the investment of the proceeds of the sale of portfolio securities or of the fund's shares of beneficial interest, or in order to have highly liquid securities available to meet anticipated redemptions.

Investment Techniques

The fund may employ, among others, the investment techniques described below, which may give rise to taxable income or gain:

Municipal Bond Index and Interest Rate Futures
Contracts. The purpose of entering into a municipal bond index or interest rate futures contract by the fund is to protect the fund from fluctuations in interest rates on tax-exempt securities without buying or selling the Exempt Obligations. If the fund owns long-term
Exempt Obligations and interest rates are expected to increase, for example, the fund might enter into futures contracts to sell a municipal bond index or the debt security underlying the interest rate future. Such a transaction would have much the same effect as selling some of the long-term Exempt Obligations in the fund's portfolio. If interest rates increase as anticipated, the value of certain long-term Exempt Obligations in the fund's portfolio would decline, but the value of the fund's futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the fund from declining as much as it otherwise would have. Of course, because the value of the Exempt
Obligations in the fund's portfolio will far exceed the value of the futures contracts entered into by the fund, an increase in the value of the futures contracts could only mitigate -- but not totally offset -- the decline in the value of the portfolio.

When interest rates are expected to decline, futures contracts to purchase a municipal bond index or debt security, could be entered into to hedge against the fund's anticipated purchases of long-term Exempt
Obligations at higher prices. Because the rate of fluctuation in the value of the futures contracts should be similar to that of long-term Exempt Obligations, the fund could enter into futures contracts at lower prices.
At the time the fund deems it appropriate to purchase the Exempt Obligations, the futures contracts could be liquidated and the fund's cash could then be used to buy long-term Exempt Obligations. The fund could accomplish similar results by selling Exempt Obligations with long maturities and investing in Exempt Obligations with short maturities when interest rates are expected to increase or by buying Exempt Obligations with long maturities and selling Exempt Obligations with short maturities when interest rates are expected to decline.
 When the market for Exempt Obligations when it is not as liquid as that for the futures contracts, however, the ability to enter into such contracts could enable the fund to react more quickly to anticipated changes in market conditions or interest rates.

Unlike the purchase or sale of a Municipal Bond, no consideration is paid or received by the fund upon the purchase or sale of a futures contract. Initially, the fund will be required to deposit in the name of the futures commission merchant effecting the transaction an amount of cash or cash equivalents equal to approximately 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of the board of trade may charge a higher amount). This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract that is returned to the fund upon termination of the futures contract, assuming that all contractual obligations have been satisfied. Subsequent payments, known as variation margin, to and from the futures commission merchant will be made on a daily basis as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. At any time prior to the expiration of the contract, the fund may elect to close the position by taking an opposite position, which will operate to terminate the fund's existing position in the futures contract.

There are several risks in connection with the use of municipal bond index and interest rate futures contracts as hedging devices. Successful use of these futures contracts by the fund is subject to the manager's ability to predict correctly movements in the direction of interest rates. Such predictions involve skills and techniques which may be different from those involved in the management of a long-term municipal bond portfolio.
 In addition, there can be no assurance that there will be a correlation between movements in the price of the municipal bond index or the debt security underlying the futures contract and movements in the price of the Exempt Obligations which are the subject of the hedge.
 The degree of imperfection of correlation depends upon various circumstances, such as variations in speculative market demand for futures contracts and Exempt
Obligations and technical influences on futures trading.
 The degree of imperfection of correlation may be increased with respect to the fund, which will hold primarily Massachusetts Municipal Securities rather than a selection of the bonds constituting any index.
The
fund's Exempt Obligations and the bonds in the index also may differ in such respects as interest rate levels, maturities and creditworthiness of issuers.
A
decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates.

Although the fund intends to enter into futures contracts only if an active market exists for the contracts, there can be no assurance that an active market will exist for the contracts at any particular time. Most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day.
The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices may move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it might not be possible to close a futures position and, in the event of adverse price movements, the fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, no assurance can be given that the price of Exempt
Obligations will, in fact, correlate with the price movements in the municipal bond index or interest rate futures contract and thus provide an offset to losses on a futures contract.

If the fund has hedged against the possibility of an increase in interest rates adversely affecting the value of Exempt Obligations held in its portfolio and rates decrease instead, the fund will lose part or all of the benefit of the increased value of the Exempt
Obligations
it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.
 Such sales of securities may, but will not necessarily, be at increased prices which reflect the decline in interest rates. The fund may have to sell securities at a time when it may be disadvantageous to do so.

Options on Municipal Bond Index and Interest Rate
Futures Contracts. Options on futures contracts are similar to options on securities, which give the purchaser the right, in return for the premium paid, to purchase securities. A call option gives the purchaser of such option the right to assume a long position in a specified underlying futures contract, and a put option gives the purchaser the right to assume a short position in a specified underlying futures contract, at a stated exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs).
 Because the value of the option is fixed at the point of sale, no daily cash payments are made to reflect changes in the value of the underlying contract;
however, the value of the option does change daily and that change would be reflected in the net asset value of the fund.

The fund will purchase put and call options on municipal bond index and interest rate futures contracts which are traded on a United States exchange or board of trade as a hedge against changes in interest rates, and will enter into closing transactions with respect to such options to terminate existing positions. The fund may purchase put options on interest rate or municipal bond index futures contracts if the manager anticipates a rise in interest rates. The purchase of put options on these futures contracts is analogous to the purchase of put options on debt securities so as to hedge a portfolio of debt securities against the risk of rising interest rates. Because the value of a municipal bond index or interest rate futures contract moves inversely in relation to changes in interest rates, as is the case with Exempt Obligations, a put option on such a contract becomes more valuable as interest rates rise. By purchasing put options on these futures contracts at a time when the manager expects interest rates to rise, the fund would seek to realize a profit to offset the loss in value of its portfolio securities without the need to sell such securities.

The fund may purchase call options on municipal bond index or interest rate futures contracts if the manager anticipates a decline in interest rates. The purchase of a call option on a municipal bond index or interest rate futures contract represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a call option on an individual debt security, which can be used as a substitute for a position in the debt security itself.
 Depending upon the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. The fund would purchase a call option on a futures contract to hedge against a market advance when the fund was holding cash in anticipation of purchasing Exempt Obligations.
The
fund could take advantage of the anticipated rise in the value of long-term securities without actually buying them until the market had stabilized. At that time, the options could be liquidated and the fund's cash could be used to buy Exempt Obligations.

The fund would sell put and call options on futures contracts only as part of closing transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected.

There are several risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the fund's purchase of put or call options will be based upon predictions as to anticipated interest rate trends by the manager, which could prove to be inaccurate.
Even
if the manager's expectations are correct, there may be an imperfect correlation between the change in the value of the options and of the fund's portfolio securities.

When-Issued Securities and Delayed-Delivery
Transactions. The fund may purchase securities on a
"when-issued" basis or for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield). The fund does not intend to engage in these transactions for speculative purposes, but only in furtherance of its investment goal. These transactions occur when securities are purchased or sold by the fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the fund at the time of entering into the transaction. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Because of fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the prices obtained on such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers.
When the fund agrees to purchase when-issued or delayed-delivery securities, the fund will set aside cash or liquid securities equal to the amount of the commitment in a segregated account. Normally, the fund will set aside portfolio securities to satisfy a purchase commitment, and in such a case the fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the fund's commitment. The assets contained in the segregated account will be marked-to-market daily. It may be expected that the fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the fund's incurring a loss or missing an opportunity to obtain a price considered advantageous.
Stand-by Commitments. The fund may acquire "stand-by commitments" with respect to Exempt Obligations held in its portfolio. Under a stand-by commitment, a broker, dealer or bank is obligated to repurchase at the fund's option specified securities at a specified price and, in this way, a stand-by commitment is subject to the ability of the seller to make payment on demand.
The
fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise the rights afforded by the commitments for trading purposes. The fund anticipates that stand-by commitments will be available from brokers, dealers and banks without the payment of any direct or indirect consideration. The fund may pay for stand-by commitments if payment is deemed necessary, thus increasing to a degree the cost of the underlying
Exempt
Obligations and similarly decreasing the security's yield to the fund.

Illiquid Securities. The fund may invest up to 15% of its net assets in illiquid securities, which term includes securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. In addition, up to 5% of the value of each fund's assets may be invested in securities of entities that have been in continuous operation for fewer than three years.
Notwithstanding
the foregoing, the fund will not invest more than 10% of
its assets (excluding those subject to Rule 144A under the Securities Act of 1933, as amended) that are restricted. The fund also is authorized to borrow up to
10% of its total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) in order to meet anticipated redemptions and to pledge its assets to the same extent in connection with the borrowings.

Repurchase Agreements. The fund may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities
("repurchase agreements"). The fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 102% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose the fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The financial institutions with which the fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the fund's manager. The manager will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least 102% of the repurchase price (including accrued interest). In addition, the manager will require that the value of this collateral, after transaction costs
(including loss of interest) reasonably expected to be incurred on a default, be equal to 102% or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The manager will mark-to-market daily the value of the securities. Repurchase agreements are considered to be loans by a fund under the 1940 Act.

RISK FACTORS

The following summaries are included for the purpose of providing certain information regarding the economic climate and financial condition of the Commonwealth of
Massachusetts and Puerto Rico, and are based primarily on information from official statements made available in connection with the issuance of certain securities and other documents and sources and does not purport to be complete. The trust has not undertaken to verify independently such information and the trust assumes no responsibility for the accuracy of such information.
These summaries do not provide information regarding most securities in which the fund is permitted to invest and in particular do not provide specific information on the issuers or types of municipal securities in which the fund invests or the private business entities whose obligations support the payments on AMT-Subject bonds in which the fund will invest. Therefore, the general risk factors as to the credit of the state or its political subdivisions discussed herein may not be relevant to the fund. Although revenue obligations of a state or its political subdivisions may be payable from a specific project or source, there can be no assurance that future economic difficulties and the resulting impact on state and local government finances will not adversely affect the market value of the fund or the ability of the respective obligors to make timely payments of principal and interest on such obligations. In addition, a number of factors may adversely affect the ability of the issuers of municipal securities to repay their borrowings that are unrelated to the financial or economic condition of a state, and that, in some cases, are beyond their control. Furthermore, issuers of municipal securities are generally not required to provide ongoing information about their finances and operations to holders of their debt obligations, although a number of cities, counties and other issuers prepare annual reports.

MASSACHUSETTS RISK FACTORS

Following is a brief summary of select factors affecting the fund. It does not represent a complete analysis of every material fact affecting Massachusetts debt obligations. The summary is based on a sampling of offering statements for the debt of each state's issuers, data from independent rating agencies, and/or data reported in other public sources. The fund has not independently verified this information, and will not update it during the year.

The fund invests primarily in obligations of the Commonwealth of Massachusetts and its local governments, including counties, cities, townships, special districts, agencies, and authorities. As a result of this investment focus, events in Massachusetts are likely to affect the fund's investment performance.
These events may include:

  o Public policy changes.
  o Economic and tax base erosion.
  o Limits on tax increases.
  o Budget deficits and other financial
difficulties.
  o Changes in ratings assigned to municipal issuers.

Public Policy. Since 1990, there have been limitations on the amount of direct bonds that the Commonwealth may have outstanding in a fiscal year. In addition, there has been a 10% limit on the amount of the total appropriation in any fiscal year that may be expended for repayment of principal and payment of interest on general obligation debt of the Commonwealth. Each of these limitations may be changed by the Massachusetts legislature.

Economic and Tax Base.  With an estimated
population of
6.2 million, the Commonwealth's population has
increased
by 2.6% over the last decade, about one-third of
the
U.S. rate of growth. As of November 1999, the
Commonwealth's unadjusted unemployment rate was
3.2%
compared to a national average of 4.1%. Per capita personal income in the Commonwealth has historically exceeded that of the U.S. and for 1998 was 24% above the national average.

Limits on Tax Increases. In Massachusetts, the tax on personal property and real estate is virtually the only source of tax revenues available to cities and towns to meet local costs. "Proposition 2 1/2", an initiative petition adopted by the voters of the Commonwealth on
November 4, 1980, limits the power of Massachusetts cities and towns and certain tax-supported districts and public agencies to raise revenue from property taxes to support their operations, including the payment of certain debt service. Proposition 2 1/2 required many cities and towns to reduce their property tax levels to a stated percentage of the full and fair cash value of their taxable real estate and personal property.

It also limited the amount by which the total property taxes assessed by a city or town might increase from year to year. Although the limitations of Proposition
2 1/2 on tax increases may be overridden and amounts for debt service and capital expenditures excluded from such limitation by the voters of the relevant municipality,
Proposition 2 1/2 will continue to restrain significantly the ability of cities and towns to pay for local services. To offset shortfalls experienced by local governments as a result of Proposition 2
1/2,
the Commonwealth has significantly increased direct local aid since 1981, but this aid may be reduced during times of fiscal stress.

Fiscal Health. Certain cities and towns within the Commonwealth, and the Commonwealth itself, have at times experienced serious financial difficulties, which have adversely affected their credit standing. While it last experienced a budget deficit in 1990, the Commonwealth has posted consistent surplus operations since then and currently enjoys a sound financial position.
Fiscal
year 1998 is operating fund balances ended strong at over 10% of expenditures. However, Commonwealth debt levels remain above average. Per capita state debt of
$2,600 is third highest in the U.S., where the median is about $540. In addition, the Commonwealth currently has significant unfounded liabilities relating to its retirement systems. Total Commonwealth debt is expected to increase in the near term as bonds are issued for various capitals needs, particularly the Boston
Central
Artery Project.

Ratings Assigned to Municipal Issuers. In general, the ratings assigned to any municipal issuer's debt depend on the state and local economy, the health of the issuer's finances, the amount of the issuer's debt, the quality of management, and the strength of legal provisions in debt documents that protect debt holders.
 Credit risk is usually lower wherever the economy is strong, growing and diversified; financial operations are sound; and the debt burden is reasonable.

PUERTO RICO RISK FACTORS

Puerto Rico Bonds.  Certain of the Bonds in the
fund may
be general obligations and/or revenue bonds of
issuers
located in Puerto Rico.  Such bonds will be
affected by
general economic conditions in Puerto Rico.  The
economy
of Puerto Rico is fully integrated with that of the
mainland United States. During fiscal year 1998,
approximately 90% of Puerto Rico's exports were to
the
United States mainland, which was also the source
of 61%
of Puerto Rico's imports.  In fiscal 1998, Puerto
Rico
experienced a $8.5 billion positive adjusted
merchandise
trade balance.  The dominant sectors of the Puerto
Rico
economy are manufacturing and services.  Gross
product
in fiscal 1995 was $28.4 billion ($25.9 billion in
1992
prices) and gross product in fiscal 1999 was $38.1
billion ($29.7 billion in 1992 prices).  This
represents
an increase in gross product of 34.5% from fiscal
1995
to 1999 (14.5% in 1992 prices). According to the Labor
Department's Household Employment Survey, average employment increased from 1,051,000 in fiscal 1995 to
1,147,000 in fiscal 1999. Average unemployment decreased from 13.8% in fiscal 1995 to 12.5% in fiscal 1999.
The
Planning Board's gross product forecast for fiscal
2000,
made in October 1999, projected an increase of 2.7% over fiscal 1999.





INVESTMENT RESTRICTIONS

The fund has adopted the following investment
restrictions for the protection of shareholders.
Restrictions 1 through 6 below cannot be changed
without
the approval of the holders of a majority of the
outstanding shares of the fund, defined as the
lesser of
(a) 67% of the fund's shares present at a meeting,
if
the holders of more than 50% of the outstanding
shares
are present in person or by proxy, or (b) more than
50%
of the fund's outstanding shares. The remaining restrictions may be changed by the fund's Board of Trustees at any time.

The fund will not:

1. Issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

2. Invest more than 25% of its total assets in securities, the issuers of which are in the same industry. For purposes of this limitation, U.S. government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

3. Borrow money, except that (a) the fund may
borrow from banks for temporary or
emergency (not leveraging) purposes,
including the meeting of redemption
requests which might otherwise require the
untimely disposition of securities, and (b)
the fund may, to the extent consistent with
its investment policies, enter into reverse
repurchase agreements, forward roll
transactions and similar investment
strategies and techniques.   To the extent
that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed), is derived from such transactions.

4. Make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements;
and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

5. Engage in the business of underwriting securities issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

6. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts
(including options on currencies to the
extent consistent with the fund's
investment objective and policies); or (d) investing in real estate investment trust securities.

7. Purchase any securities on margin (except
for such short-term credits as are
necessary for the clearance of purchases
and sales of portfolio securities) or sell
any securities short (except "against the
box").   For purposes of this restriction,
the deposit or payment by the fund of
underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

8. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

9. Purchase or sell oil and gas interests.

10. Invest more than 5% of the value of its total assets in the securities of issuers having a record, including predecessors, of less than three years of continuous operation, except U.S. government securities. (For purposes of this limitation, issuers include predecessors, sponsors, controlling persons, general partners, guarantors and originators of underlying assets.)

11. Invest in companies for the purpose of exercising control.

12. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets and except to the extent permitted by Section 12 of the 1940
Act (currently, up to 5% of the total
assets of the fund and no more than 3% of the total outstanding voting stock of any one investment company).

13. Engage in the purchase or sale of put, call, straddle or spread options or in the writing of such options, except that the fund may make margin deposits in connection with municipal bond index and interest rate futures contracts and may purchase and sell options on municipal bond index and interest rate futures contracts.

Certain restrictions listed above permit the fund to engage in investment practices that the fund does not currently pursue. The fund has no present intention of altering its current investment practices as otherwise described in the prospectus and this SAI and any future change in those practices would require Board approval and appropriate notice to shareholders. If a percentage restriction is complied with at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the fund's assets will not constitute a violation of such restriction.

PORTFOLIO TRANSACTIONS

Newly issued securities normally are purchased directly from the issuer or from an underwriter acting as principal. Other purchases and sales usually are placed with those dealers from which it appears that the best price or execution will be obtained; those dealers may be acting as either agents or principals. The purchase price paid by the fund to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally are executed at a price between the bid and asked prices. For the 1997, 1998 and
1999 fiscal years, the fund has paid no brokerage commissions.

Allocation of transactions, including their frequency, to various dealers is determined by the manager in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary considerations are availability of the desired security and the prompt execution of orders in an effective manner at the most favorable prices. Subject to these considerations, dealers that provide supplemental investment research and statistical or other services to the manager may receive orders for portfolio transactions by the fund.
 Information so received is in addition to, and not in lieu of, services required to be performed by the manager, and the fees of the manager are not reduced as a consequence of its of such supplemental information.
 Such information may be useful to the manager in serving both the fund and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the manager in carrying out its obligations to the fund.

The fund will not purchase Exempt Obligations during the existence of any underwriting or selling group relating thereto of which Salomon Smith Barney is a member, except to the extent permitted by the SEC. Under certain circumstances, the fund may be at a disadvantage because of this limitation in comparison with other investment companies which have a similar investment objective but which are not subject to such limitation. The fund also may execute portfolio transactions through Salomon
Smith
Barney and its affiliates in accordance with rules promulgated by the SEC.

While investment decisions for the fund are made independently from those of the other accounts managed by the manager, investments of the type the fund may make also may be made by those other accounts.
When the
fund and one or more other accounts managed by the manager are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the manager to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the fund or the size of the position obtained or disposed of by the fund.

PORTFOLIO TURNOVER

The fund's portfolio turnover rate (the lesser of purchases or sales of portfolio securities during the year, excluding purchases or sales of short-term securities, divided by the monthly average value of portfolio securities) generally is not expected to exceed 100%, but the portfolio turnover rate will not be a limiting factor whenever the fund deems it desirable to sell or purchase securities. Securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality may be purchased at approximately the same time in order to take advantage of what the fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of tax-exempt securities. For the 1998 and 1999 fiscal years, the fund's portfolio turnover rates were 51% and
66%, respectively.

PURCHASE OF SHARES

Sales Charge Alternatives

The following classes of shares are available for purchase. See the prospectus for a discussion of factors to consider in selecting which Class of shares to purchase.

Class A Shares. Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:



Amount of
Investment

Sales Charge as
a %
Of Transaction

Sales Charge as
a %
of Amount
Invested
Dealers'
Reallowance as %
of Offering Price
Less than $25,000
4.00%
4.17%
3.60%
$ 25,000 - 49,999
3.50
3.63
3.15
50,000  99,999
3.00
3.09
2.70
100,000  249,999
2.50
2.56
2.25
250,000  499,999
1.50
1.52
1.35
500,000 and over
*
*
*

* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The deferred sales charge on Class A shares is payable to Salomon Smith Barney, which compensates
Salomon Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The deferred sales charge is waived in the same circumstances in which the deferred sales charge applicable to Class B and Class L shares is waived.
See "Purchase of Shares-Deferred Sales Charge
Alternatives" and "Purchase of Shares-Waivers of Deferred Sales Charge."

Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the fund as defined in the Securities Act of 1933, as amended. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

Class B Shares. Class B shares are sold without an initial sales charge but are subject to a deferred sales charge payable upon certain redemptions. See
"Deferred
Sales Charge Provisions" below.

Class L Shares.  Class L shares are sold with an
initial
sales charge of 1.00% (which is equal to 1.01% of
the
amount invested) and are subject to a deferred
sales
charge payable upon certain redemptions.  See
"Deferred
Sales Charge Provisions" below.  Until June 22,
2001
purchases of Class L shares by investors who were holders of Class C shares of the fund and/or other
Smith
Barney mutual funds on June 12, 1998 will not be subject to the 1% initial sales charge.

Class Y Shares. Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000 (except purchases of Class Y shares by Smith
Barney Concert Allocation Series Inc., for which there is no minimum purchase amount).

General

Investors may purchase shares from a Salomon Smith
Barney Financial Consultant or a Dealer
Representative.
 In addition, certain investors, including qualified retirement plans purchasing through certain Dealer
Representatives, may purchase shares directly from the fund. When purchasing shares of the fund, investors must specify whether the purchase is for Class A, Class
B, Class L or Class Y shares. Salomon Smith Barney and
Dealer Representatives may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at PFPC
Global
Fund Services ("sub-transfer agent") are not subject to a maintenance fee.

Investors in Class A, Class B and Class L shares may open an account in the fund by making an initial investment of at least $1,000 for each account, in the fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000.
Subsequent
investments of at least $50 may be made for all Classes.
For shareholders purchasing shares of the fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the fund through the Systematic
Investment Plan on a quarterly basis, the minimum initial investment required for Class A, Class B and
Class L shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Citigroup and its subsidiaries, including Salomon
Smith
Barney, unitholders who invest distributions from a Unit
Investment Trust ("UIT") sponsored by Salomon Smith
Barney, and Directors/Trustees of any of the Smith
Barney mutual funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the sub-transfer agent. Share certificates are issued only upon a shareholder's written request to the sub-transfer agent. It is not recommended that the fund be used as a vehicle for Keogh, IRA or other qualified retirement plans.

Purchase orders received by the fund or a Salomon
Smith
Barney Financial Consultant prior to the close of regular trading on the NYSE, on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day (the
"trade
date"). Orders received by a Dealer Representative prior to the close of regular trading on the NYSE on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the fund or the fund's agent prior to its close of business. For shares purchased through Salomon Smith Barney or a Dealer
Representative purchasing through Salomon Smith
Barney,
payment for shares of the fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic
Investment Plan.  Under the Systematic Investment
Plan,
Salomon Smith Barney or the sub-transfer agent is authorized through preauthorized transfers of at least
$25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to
$25 by Salomon Smith Barney or the sub-transfer agent.
 The Systematic Investment Plan also authorizes
Salomon
Smith Barney to apply cash held in the
shareholder's
Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the fund or a Salomon Smith
Barney
Financial Consultant or a Dealer Representative.

Sales Charge Waivers and Reductions

Initial Sales Charge Waivers.  Purchases of Class A
shares may be made at net asset value without a
sales
charge in the following circumstances: (a) sales to
(i)
Board Members and employees of Citigroup and its
subsidiaries and any Citigroup affiliated funds
including the Smith Barney mutual funds (including
retired Board Members and employees); the immediate
families of such persons (including the surviving
spouse
of a deceased Board Member or employee); and to a
pension, profit-sharing or other benefit plan for
such
persons and (ii) employees of members of the
National
Association of Securities Dealers, Inc., provided
such
sales are made upon the assurance of the purchaser
that
the purchase is made for investment purposes and
that
the securities will not be resold except through
redemption or repurchase; (b) offers of Class A
shares
to any other investment company to effect the
combination of such company with the fund by
merger,
acquisition of assets or otherwise; (c) purchases
of
Class A shares by any client of a newly employed
Salomon
Smith Barney Financial Consultant (for a period up
to 90
days from the commencement of the Financial
Consultant's
employment with Salomon Smith Barney), on the
condition
the purchase of Class A shares is made with the
proceeds
of the redemption of shares of a mutual fund which
(i)
was sponsored by the Financial Consultant's prior
employer, (ii) was sold to the client by the
Financial
Consultant and (iii) was subject to a sales charge;
(d)
purchases by shareholders who have redeemed Class A
shares in the fund (or Class A shares of another
Smith
Barney mutual fund that is offered with a sales
charge)
and who wish to reinvest their redemption proceeds
in
the fund, provided the reinvestment is made within
60
calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) investments of distributions from or proceeds from a sale of a UIT sponsored by Salomon Smith Barney; and (g) purchases by investors participating in a Salomon Smith Barney fee-based arrangement. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

Right of Accumulation. Class A shares of the fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the fund and of other Smith Barney mutual funds that are offered with a sales charge as currently listed under
"Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate.
 In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent - Class A Shares.  A Letter of
Intent
for an amount of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes (i) all Class A shares of the fund and other Smith Barney mutual funds offered with a sales charge acquired during the term of the letter plus
(ii)
the value of all Class A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed.
 The term of the Letter will commence upon the date the
Letter is signed, or at the options of the investor, up to 90 days before such date. Please contact a Salomon
Smith Barney Financial Consultant or Smith Barney
Private Trust Company (the "Transfer Agent") to obtain a Letter of Intent application.

Letter of Intent - Class Y Shares.  A Letter of
Intent
may also be used as a way for investors to meet the
minimum investment requirement for Class Y shares
(except purchases of Class Y shares by Smith Barney
Concert Allocation Series Inc., for which there is
no
minimum purchase amount).  Such investors must make
an
initial minimum purchase of $5,000,000 in Class Y
shares
of the fund and agree to purchase a total of
$15,000,000
of Class Y shares of the fund within 13 months from
the
date of the Letter. If a total investment of
$15,000,000
is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees
(including a service fee of 0.15%) and expenses applicable to the fund's Class A shares, which may include a deferred sales charge of 1.00%. Please contact a Salomon Smith Barney Financial Consultant or the
Transfer Agent for further information.

Deferred Sales Charge Provisions

"Deferred Sales Charge Shares" are: (a) Class B shares;
(b) Class L shares; and (c) Class A shares that were purchased without an initial sales charge but are subject to a deferred sales charge. A deferred sales charge may be imposed on certain redemptions of these shares.

Any applicable deferred sales charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred Sales Charge
Shares
that are redeemed will not be subject to a deferred sales charge to the extent the value of such shares represents: (a) capital appreciation of fund assets; (b) reinvestment of dividends or capital gain distributions;
(c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are
Deferred Sales Charge Shares, shares redeemed more than
12 months after their purchase.

Class L shares and Class A shares that are Deferred
Sales Charge Shares are subject to a 1.00% deferred sales charge if redeemed within 12 months of purchase.
In circumstances in which the deferred sales charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding
Salomon
Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class
B shares by shareholders.


Year Since Purchase Payment Was Made

Deferred sales charge

First

4.50%

Second

4.00

Third

3.00

Fourth

2.00

Fifth

1.00

Sixth and thereafter

0.00

Class B shares will convert automatically to Class
A
shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend
Shares
owned by the shareholders as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than
Class B Dividend Shares) owned by the shareholder.

In determining the applicability of any Deferred
Sales
Charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time.
 The length of time that Deferred Sales Charge
Shares
acquired through an exchange have been held will be calculated from the date the shares exchanged were initially acquired in one of the other Smith Barney mutual funds, and fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any deferred sales charge will be paid to Salomon
Smith Barney.

To provide an example, assume an investor purchased
100
Class B shares of the fund at $10 per share for a
cost
of $1,000.  Subsequently, the investor acquired 5
additional shares of the fund through dividend
reinvestment.  During the fifteenth month after the
purchase, the investor decided to redeem $500 of
his or
her investment.  Assuming at the time of the
redemption
the net asset value had appreciated to $12 per
share,
the value of the investor's shares would be $1,260
(105
shares at $12 per share). The deferred sales charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

Waivers of Deferred Sales Charge

The deferred sales charge will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic
Cash
Withdrawal Plan") (however, automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans established prior to November 7,
1994);
(c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) involuntary redemptions; and (e) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other
Smith
Barney mutual funds may, under certain
circumstances,
reinvest all or part of the redemption proceeds within
60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

Deferred sales charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the Transfer Agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Volume Discounts

The schedule of sales charges on Class A shares described in the prospectus applies to purchases made by any "purchaser," which is defined to include the following: (a) an individual; (b) an individual's spouse and his or her children purchasing shares for their own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; and (d) a trustee or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment
Advisers
Act of 1940, as amended) purchasing shares of the fund for one or more trust estates or fiduciary accounts.
Purchasers who wish to combine purchase orders to take advantage of volume discounts on Class A shares should contact a Salomon Smith Barney Financial
Consultant.

DETERMINATION OF NET ASSET VALUE

Each class' net asset value per share is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther King,
Jr.
Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving and
Christmas,
and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and class-specific expenses, the per share net asset value of each class may differ. The following is a description of the procedures used by the fund in valuing its assets.

Generally, the fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the Board of Trustees. A security that is primarily traded on a domestic or foreign exchange is valued at the last sale price on that exchange or, if there were no sales during the day, at the mean between the bid and asked price. Over-the-counter securities are valued at the mean between the bid and asked price. If market quotations for those securities are not readily available, they are valued at fair value, as determined in good faith by the fund's
Board of Trustees. An option is generally valued at the last sale price or, in the absence of a last sale price, the last offer price.

U.S. government securities will be valued at the mean between the closing bid and asked prices on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the fund's Board of Trustees.

Short-term investments maturing in 60 days or less are valued at amortized cost whenever the Board of Trustees determines that amortized cost reflects fair value of those investments. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

All other securities and other assets of the fund will be valued at fair value as determined in good faith by the fund's Board of Trustees.

Determination of Public Offering Price

The fund offers its shares to the public on a continuous basis. The public offering price per Class A and Class
Y share of the fund is equal to the net asset value per share at the time of purchase plus, for Class A shares, an initial sales charge based on the aggregate amount of the investment. The public offering price per Class
B
and Class L share (and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000) is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. The method of computing the public offering price is shown in the fund's financial statements, incorporated by reference in their entirety into this SAI.

VALUATION OF SHARES

The fund's net asset value per share is determined as of close of regular trading on the NYSE, on each day that the NYSE is open, by dividing value of the fund's net assets attributable to each Class by the total number of shares of that Class outstanding.

When, in judgement of the pricing service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid and asked prices. Investments for which, in the judgement of the pricing service, there is no readily obtainable market quotation (which may contribute a majority of the portfolio securities) are carried at fair value of securities of similar type, yield maturity. Pricing services generally determine value by reference to transactions in municipal obligations, quotations from municipal bond dealers, market transaction in comparable securities and various relationships between securities. Short-term investments that mature in 60 days or less are valued at amortized cost whenever the board of trustees determines that amortized cost is fair value. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Securities and other assets that are not priced by a pricing service and for which market quotations are not available will be valued in good faith at fair value by or under the direction of the fund's Board of Trustees.

REDEMPTION OF SHARES

The fund is required to redeem the shares of the fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable deferred sales charge. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

If a shareholder holds shares in more than one
Class,
any request for redemption must specify the Class being redeemed. In the event of a failure to specify which
Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Transfer Agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940
Act in
extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith
Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to fifteen days.

Shares held by Salomon Smith Barney as custodian must be redeemed by submitting a written request to a Salomon
Smith Barney Financial Consultant. Shares other than those held by Salomon Smith Barney as custodian may be redeemed through an investor's Financial
Consultant,
Dealer Representative or by submitting a written request for redemption to:

Smith Barney Massachusetts Municipals Fund
Class A, B, L or Y (please specify)
c/o PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island 02940-9699

A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed,
(b) identify the shareholder's account number and
(c) be
signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the Transfer Agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution, such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve
System
or member firm of a national securities exchange.
Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period.
Redemption proceeds will be mailed to an investor's address of record. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the Transfer Agent receives all required documents in proper form.

Telephone Redemption and Exchange Program.
Shareholders
who do not have a brokerage account may be eligible to redeem and exchange shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact the Transfer
Agent at
1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire
Authorization Form, along with a signature guarantee, that will be provided by the Transfer Agent upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in a fund.)

Redemptions.   Redemption requests of up to $10,000
of
any class or classes of shares of a fund may be made by eligible shareholders by calling the Transfer Agent at
1-800-451-2010. Such requests may be made between 9:00
a.m. and 4:00 p.m. (Eastern time) on any day the NYSE is open. Redemptions of shares (i) by retirement plans or
(ii) for which certificates have been issued are not permitted under this program.

A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve
System
or have a correspondent relationship with a member bank.
 The fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire
Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling the Transfer Agent at 1-
800-451-2010 between 9:00 a.m. and 4:00 p.m.
(Eastern
time) on any day on which the NYSE is open.

Additional Information Regarding Telephone
Redemption
and Exchange Program.   Neither the fund nor its
agents
will be liable for following instructions communicated by telephone that are reasonably believed to be genuine.
 The fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

Redemptions in Kind. In conformity with applicable rules of the SEC, redemptions may be paid in portfolio securities, in cash or any combination of both, as the
Board of Trustees may deem advisable; however, payments shall be made wholly in cash unless the Board of Trustees believes economic conditions exist that would make such a practice detrimental to the best interests of the fund and its remaining shareholders. If a redemption is paid in portfolio securities, such securities will be valued in accordance with the procedures described under "Determination of Net
Asset
Value" in the Prospectus and a shareholder would incur brokerage expenses if these securities were then converted to cash.

Distributions in Kind

If the fund's Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of the fund to make a redemption payment wholly in cash, the fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the "Withdrawal
Plan") is available to shareholders who own shares with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly.
Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the fund as may be necessary to cover the stipulated withdrawal payment. Any applicable deferred sales charge will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences.
(With
respect to Withdrawal Plans in effect prior to November
7, 1994, any applicable deferred sales charge will be waived on amounts withdrawn that do not exceed
2.00% per
month of the value of a shareholder's shares at the time the Withdrawal Plan commences.) To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the fund, there will be a reduction in the value of the shareholder's investment, and continued withdrawal payments will reduce the shareholder's investment and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in the fund.
Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the fund at the same time he or she is participating in the
Withdrawal Plan, purchases by such shareholder in amounts of less than $5,000 ordinarily will not be permitted.

Shareholders who wish to participate in the Withdrawal
Plan and who hold their shares in certificate form must deposit their share certificates with the sub-transfer agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal
Plan are reinvested automatically at net asset value in additional shares of the fund. For additional information, shareholders should contact a Salomon
Smith
Barney Financial Consultant. Withdrawal Plans should be set up with a Salomon Smith Barney Financial
Consultant.
A shareholder who purchases shares directly through the sub-transfer agent may continue to do so and applications for participation in the Withdrawal
Plan
must be received by the sub-transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawals.
 For additional information, shareholders should contact a Salomon Smith Barney Financial Consultant.

INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Adviser and Administrator - SSB Citi

SSB Citi (successor to SSBC Fund Management Inc.)
serves
as investment adviser to the fund pursuant to an
investment advisory agreement (the "Investment
Advisory
Agreement") with the trust which was approved by
the
Board of Trustees, including a majority of trustees
who
are not "interested persons" of the trust or the
manager.  The manager is a wholly owned subsidiary
of
Salomon Smith Barney Holdings Inc. ("Holdings"),
which
in turn, is a wholly owned subsidiary of Citigroup
Inc.
("Citigroup").  Subject to the supervision and
direction
of the trust's Board of Trustees, the manager
manages
the fund's portfolio in accordance with the fund's
stated investment objective and policies, makes
investment decisions for the fund, places orders to
purchase and sell securities, and employs
professional
portfolio managers and securities analysts who
provide
research services to the fund. The manager pays the
salary of any officer and employee who is employed
by
both it and the trust. The manager bears all
expenses in
connection with the performance of its services.
SSB
Citi (through its predecessor entities) has been in
the
investment counseling business since 1968 and
renders
investment advice to a wide variety of individual,
institutional and investment company clients that
had
aggregate assets under management as of January 31,
2000
in excess of $186 billion.

As compensation for investment advisory services, the fund pays the manager a fee computed daily and payable monthly at 0.30% of the value of the fund's average daily net assets. For the fiscal years ended
November
30, 1997, 1998 and 1999, the fund paid the manager net of fee waivers and expense reimbursements, $202,259,
$189,712 and $212,123, respectively, in investment advisory fees. For the fiscal year ended November
30,
1997, the manager voluntarily waived investment advisory fees of $26,561.

The manager also serves as administrator to the fund pursuant to a written agreement (the
"Administration
Agreement"). The services provided by the manager under the Administration Agreement are described in the prospectus under "Management". The manager pays the salary of all officers and employees who are employed by both it and the fund and bears all expenses in connection with the performance of its services.

As administrator SSB Citi: (a) assists in supervising all aspects of the fund's operations except those performed by the fund's investment manager under its investment advisory agreement; b) supplies the fund with office facilities (which may be in SSB Citi's own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including, but not limited to, the calculation of
(i)
the net asset value of shares of the fund, (ii) applicable contingent deferred sales charges and similar fees and charges and (iii) distribution fees, internal auditing and legal services, internal executive and administrative services, and stationary and office supplies; and (c) prepares reports to shareholders of the fund, tax returns and reports to and filings with the SEC and state blue sky authorities.

As compensation for administrative services
rendered to
the fund, the manager receives a fee computed daily
and
payable monthly at the following annual rates of
average
daily net assets: 0.20% up to $500 million; and
0.18% in
excess of $500 million.  For the fiscal year ended
November 30, 1997, the fund paid the manager
$99,811
(net of fee waivers amounting to $17,707) in administration fees. For the fiscal years ended
November 30, 1998 and 1999, the fund paid the manager
$126,474 and $141,415 in administration fees, respectively.

The fund bears expenses incurred in its operations including: taxes, interest, brokerage fees and commissions, if any; fees of trustees of the fund who are not officers, directors, shareholders or employees of Salomon Smith Barney or the manager; Securities and
Exchange Commission (the "SEC") fees and state Blue
Sky
notice fees; charges of custodians; transfer and dividend disbursing agent's fees; certain insurance premiums; outside auditing and legal expenses;
costs of
maintaining corporate existence; costs of investor services (including allocated telephone and personnel expenses); costs of preparing and printing of prospectuses for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and shareholder meetings; and meetings of the officers or Board of Trustees of the fund.

Code of Ethics

Pursuant to Rule 17j-1 of the 1940 Act, the fund, the investment adviser and principal underwriter have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the fund.
 All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

A copy of the fund's code of ethics is on file with the
SEC.

Auditors

KPMG LLP, independent auditors, 345 Park Avenue,
New
York, New York 10154, have been selected to serve as auditors of the fund and to render opinions on the fund's financial statements for the fiscal year ended
November 30, 2000.

Distributor. CFBDS, Inc., located at 20 Milk
Street,
Boston, Massachusetts 02109-5408 serves as the
fund's
distributor pursuant to a written agreement dated
October 8, 1998 (the "Distribution Agreement")
which was
approved by the fund's Board of Trustees, including
a
majority of the Independent Trustees on July 15,
1998.
 Prior to the merger of Travelers Group, Inc. and
Citicorp Inc. on October 8, 1998, Salomon Smith
Barney
served as the fund's distributor.  For the fiscal
year
ended November 30, 1997, Salomon Smith Barney,
received
$68,000, in sales charges from the sale of Class A
shares, and did not reallow any portion thereof to
dealers. For the period December 1, 1997 through
October
7, 1998 the aggregate dollar amount of sales
charges on
Class A shares was $55,400 all of which was paid to
Salomon Smith Barney.  For the period October 8,
1998
through November 30, 1998 the aggregate dollar amount of sales charges on Class A shares was $48,000, $43,200 of which was paid to Salomon Smith Barney. For the fiscal year ended November 30, 1999, Salomon Smith Barney received $70,000 in sales charges from the sale of Class
A shares.

For the period June 12, 1998 through October 7,
1998 the
aggregate dollar amount of sales charges on Class L shares was $1,000, all of which was paid to Salomon
Smith Barney. For the period October 8, 1998 through
November 30, 1998 the aggregate dollar amount of sales charges on Class L shares was $2,000, $1,800 of which was paid to Salomon Smith Barney. For the fiscal year ended November 30, 1999, Salomon Smith Barney received
$14,000 in sales charges from the sale of Class L shares. For the fiscal year ended November 30, 1999,
Salomon Smith Barney or its predecessor received from shareholders $5,000 in deferred sales charges on the redemption of Class A shares.

For the fiscal years ended November 30, 1997, 1998 and
1999, Salomon Smith Barney or its predecessor received from shareholders $48,000, $39,000 and $30,000, respectively, in deferred sales charges on the redemption of Class B shares. For the fiscal years ended November 30, 1997, 1998 and 1999, Salomon
Smith
Barney or its predecessor received from $0, $1,000 and
$0, respectively, in deferred sales charges on redemption of Class L shares.

When payment is made by the investor before the settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Salomon Smith
Barney
may benefit from the temporary use of the funds.
The
fund's Board of Trustees has been advised of the benefits to Salomon Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Investment
Management
Agreement for continuance.

Distribution Arrangements.  To compensate Salomon
Smith
Barney for the service it provides and for the expense it bears, the fund has adopted a services and distribution plan (the "Plan") pursuant to Rule
12b-1
under the 1940 Act.  Under the Plan, the fund pays
Salomon Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.15% of the value of the fund's average daily net assets attributable to the Class A, Class B and Class L shares.
 In addition, the fund pays Salomon Smith Barney a distribution fee with respect to Class B and Class
L
shares primarily intended to compensate Salomon
Smith
Barney for its initial expense of paying Financial
Consultants a commission upon sales of those shares.
The Class B and Class L distribution fee is calculated at the annual rate of 0.50% and 0.55%, respectively, of the value of the fund's average net assets attributable to the shares of each Class.

For the fiscal year ended November 30, 1999,
Salomon
Smith Barney incurred distribution expenses
totaling
$382,464 consisting of approximately $19,648 for
advertising, $2,135 for printing and mailing of
prospectuses, $122,841 for support services,
$228,493 to
Salomon Smith Barney Financial Consultants, and
$9,347
in accruals for interest on the excess of Salomon
Smith
Barney expenses incurred in distributing the fund's shares over the sum of the distribution fees and deferred sales charge received by Salomon Smith
Barney
from the fund.

The following service and distribution fees were incurred pursuant to a Distribution Plan during the periods indicated:




Distribution Plan Fees





Fiscal Year
Ended
11/30/99

Fiscal Year
Ended 11/30/98

Fiscal Year
Ended
11/30/97

Class A

$  57,668

$  50,498

$   45,984

Class B

$ 192,362

$ 186,823

$ 180,545

Class L*

$   18,678

$    7,934

$     2,291

* Class L shares were called Class C shares until June 12, 1998.

Under its terms, the Plan continues from year to
year,
provided such continuance is approved annually by
vote
of the Board of Trustees, including a majority of
the
Independent Trustees.  The Plan may not be amended
to
increase the amount of the service and distribution
fees
without shareholder approval, and all material
amendments of the Plan also must be approved by the
Trustees and Independent Trustees in the manner
described above.  The Plan may be terminated with
respect to a Class of the fund at any time, without
penalty, by vote of a majority of the Independent
Trustees or by a vote of a majority of the
outstanding
voting securities of the Class (as defined in the
1940
Act). Pursuant to the Plan, Salomon Smith Barney will provide the fund's Board of Trustees with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

EXCHANGE PRIVILEGE

Except as otherwise noted below, shares of each Class of the fund may be exchanged for shares of the same
Class
of certain Smith Barney mutual funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and
Class
L shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

Class B Exchanges. If a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher deferred sales charge than that imposed by the fund, the exchanged Class B shares will be subject to the higher applicable deferred sales charge. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the
Class B shares of the fund that have been exchanged.

Class L Exchanges.  Upon an exchange, the new Class
L
shares will be deemed to have been purchased on the same date as the Class L shares of the fund that have been exchanged.

Class A and Class Y Exchanges. Class A and Class Y shareholders of the fund who wish to exchange all or a portion of their shares for shares of the respective
Class in any of the funds identified above may do so without imposition of any charge.

Additional Information Regarding the Exchange
Privilege.
 Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the fund's performance and its shareholders. The manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the fund's other shareholders. In this event, the fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination, the fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the fund or (b) remain invested in the fund or exchange into any of the funds of the Smith Barney mutual funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

Certain shareholders may be able to exchange shares by telephone. See ''Redemption of Shares Telephone
Redemptions and Exchange Program.'' Exchanges will be processed at the net asset value next determined.
Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. An exchange involves a taxable redemption of shares, subject to the tax treatment described in
"Dividends, Distributions and Taxes" below, followed by a purchase of shares of a different fund. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired.
The
fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

Additional Information Regarding Telephone
Redemption
and Exchange Program

Neither the fund nor its agents will be liable for instructions communicated by telephone that are reasonably believed to be genuine. The fund or its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions
(for example, a shareholder's name and account number will be required and phone calls may be recorded).
The
fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

PERFORMANCE INFORMATION

From time to time, the fund may quote total return of a class in advertisements or in reports and other communications to shareholders. The fund may include comparative performance information in advertising or marketing the fund's shares. Such performance information may include data from the following industry and financial publications: Barron's, Business
Week, CDA
Investment Technologies, Inc., Changing Times,
Forbes,
Fortune, Institutional Investor, Investors Daily,
Money,
Morningstar Mutual Fund Values, The New York Times,
USA
Today and The Wall Street Journal.




Yield and Equivalent Taxable Yield

A Class' 30-day yield figure described below is calculated according to a formula prescribed by the SEC.
The formula can be expressed as follows:

YIELD =2 [(a-b +1)6-1]
						 cd

Where:	 a = dividends and interest earned
during
the period.
		 b = expenses accrued for the period
(net of
reimbursement).
c = the average daily number of shares
outstanding during the period that were
entitled to receive dividends.
	 d = the maximum offering price per share on the last day of the period.

For the purpose of determining the interest earned
(variable "a'' in the formula) on debt obligations that were purchased by the fund at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

The fund's equivalent taxable 30-day yield for a Class of shares is computed by dividing that portion of the
Class' 30-day yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Class' yield that is not tax-exempt.

The yields on municipal securities are dependent upon a variety of factors, including general economic and monetary conditions, conditions of the municipal securities market, size of a particular offering, maturity of the obligation offered and rating of the issue. Investors should recognize that in periods of declining interest rates the fund's yield for each Class of shares will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the fund's yield for each Class of shares will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the fund's portfolio, thereby reducing the current yield of the fund. In periods of rising interest rates, the opposite can be expected to occur.

The fund's yield for Class A, Class B and Class L shares for the 30-day period ended November 30, 1999 was 4.95%,
4.64% and 4.57%, respectively. The equivalent taxable yield for Class A, Class B and Class L shares for that same period was 9.31%, 8.73% and 8.60%, respectively,
assuming the payment of Federal income taxes at a rate of 39.6% and Massachusetts taxes at a rate of 12%.


Average Annual Total Return

"Average annual total return," as described below, is computed according to a formula prescribed by the SEC.
 The formula can be expressed as follows:

	P (1+T)n = ERV

Where:		 	P = 	a hypothetical
initial
payment of $1,000.
T = 	average annual total return.
N =	number of years.
ERV =	Ending Redeemable Value of a
hypothetical $1,000 investment
made at the beginning of a 1-,
5-, or 10-year period at the
end of a 1-, 5-, or 10-year
period (or fractional portion
thereof), assuming reinvestment
of all dividends and
distributions.

The fund's average annual total return for Class A shares assuming the maximum applicable sales charge was as follows for the periods indicated (reflecting the waiver of the fund's investment advisory and administration fees and reimbursement of expenses):

 (8.58)% for the one-year period ended
November 30, 1999.

  6.26% for the five-year period ended
November 30, 1999.

  5.90% for the ten-year period ended
November 30, 1999.

  6.73% per annum during the period from the fund's commencement of operations on
December 21, 1987 through November 30,
1999.

A Class' average annual total return assumes that the maximum applicable sales charge or deferred sales charge assessed by the fund has been deducted from the hypothetical investment. Had the maximum 4.00% sales charge not been deducted, Class A's average annual total return would have been (4.73)%, 7.13%, 6.33% and 7.10%, respectively, for those same periods.

The fund's average annual total return for Class B shares assuming the maximum applicable deferred sales charge was as follows for the periods indicated
(reflecting the waiver of the fund's investment advisory and administration fees and reimbursement of expenses):

 (9.27)% for the one-year period ended
November 30, 1999.

  6.42% for the five-year period ended
November 30, 1999.

  4.88% per annum during the period from the fund's commencement of operations on
November 6, 1992 through November 30, 1999.

Had the maximum applicable deferred sales charge not been deducted at the time of redemption, Class B's average annual total return would have been (5.18)%,
6.58% and 4.88%, respectively, for the same periods.

The fund's average annual total return for Class L shares assuming the maximum applicable deferred sales charge was as follows for the periods indicated
(reflecting the waiver of the fund's investment advisory and administration fees and reimbursement of expenses):

 (7.10)% for the one-year period ended
November 30, 1999.

  6.33% for the five-year period ended
November 30, 1999.

  6.34% per annum during the period from the fund's commencement of operations on
November 10, 1994 through November 30,
1999.

Had the maximum applicable deferred sales charge not been deducted at the time of redemption, Class L's average annual total return would have been (5.28)%,
6.53% and 6.54%.

Aggregate Total Return

"Aggregate total return" represents the cumulative change in the value of an investment in the Class for the specified period and is computed by the following formula:

	ERV-P
	P

Where: 	P =	a hypothetical initial payment of
$10,000.
ERV=	Ending Redeemable Value of a
hypothetical $10,000 investment made
at the beginning of a 1-, 5-, or 10-
year period at the end of a 1-, 5-,
or 10-year period (or fractional
portion thereof), assuming
reinvestment of all dividends and
distributions.

The fund's aggregate total return for Class A shares was as follows for the periods indicated (reflecting the waiver of the fund's investment advisory and administration fees and reimbursement of expenses):

 (8.58)% for the one-year period ended
November 30, 1999.

 35.48% for the five-year period ended
November 30, 1999.

 77.38% for the ten-year period ended
November 30, 1999.

 117.71% for the period from the fund's
commencement of operations on December 21, 1987 through November 30, 1999.

A Class' aggregate total return assumes that the
maximum
applicable sales charge or maximum applicable
deferred
sales charge has been deducted from the investment.
If
the maximum sales charge had not been deducted at
the
time of purchase, Class A's aggregate total return
for
the same periods would have been (4.73)%, 41.09%,
84.7%
and 126.88%, respectively.

The fund's aggregate total return for Class B shares was as follows for the periods indicated (reflecting the waiver of the fund's investment advisory and administration fees and reimbursement of expenses):

 (9.27)% for the one-year period ended
November 30, 1999.

 36.52% for the five-year period ended
November 30, 1999.

 40.05% for the period from commencement of operations on November 6, 1992 through November 30, 1999.

If the maximum applicable deferred sales charge had not been deducted at the time of redemption, Class B's aggregate total return for the same periods would have been (5.18)%, 37.52% and 40.05%, respectively.

The fund's aggregate total return for Class L shares was as follows for the period indicated (reflecting the waiver of the fund's investment advisory and administration fees and reimbursement of expenses):

 (7.10)% for the one-year period ended
November 30, 1999.

 35.90% for the five-year period ended
November 30, 1999.

 36.45% for the period from commencement of operations on November 10, 1994 through November 30, 1999.

If the maximum applicable deferred sales charge had not been deducted at the time of redemption, Class L's aggregate total return for the same periods would have been (5.28)%, 37.22% and 37.78%.

Performance will vary from time to time depending on market conditions, the composition of the fund's portfolio and operating expenses and the expenses exclusively attributable to the Class.
Consequently,
any given performance quotation should not be considered as representative of the Class' performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Class' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

It is important to note that the total return figures set forth above are based on historical earnings and are not intended to indicate future performance. Each
Class' net investment income changes in response to fluctuations in interest rates and the expenses of the fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions. The fund's policy is to declare and pay exempt-interest dividends monthly.
Dividends from net realized capital gains, if any, will be distributed annually. The fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary income and capital gains, in order to avoid a Federal excise tax liability. If a shareholder does not otherwise instruct, exempt-interest dividends and capital gain distributions will be reinvested automatically in additional shares of the same Class at net asset value, with no additional sales charge or deferred sales charge.

The per share amounts of the exempt-interest dividends on Class B and Class L shares may be lower than on Class
A and Class Y shares, mainly as a result of the distribution fees applicable to Class B and Class L shares. Similarly, the per share amounts of exempt-interest dividends on Class A shares may be lower than on Class Y shares, as a result of the service fee attributable to Class A shares. Capital gain distributions, if any, will be the same across all Classes of fund shares (A, B, L and Y).

Taxes. The following is a summary of the material
United
States federal income tax considerations regarding the purchase, ownership and disposition of shares of the fund. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state and local consequences of investing in the fund. The summary is based on the laws in effect on the date of this SAI, which are subject to change.

The fund and its investments

As described in the fund's prospectus, the fund is designed to provide shareholders with current income which is excluded from gross income for federal income tax purposes and which is exempt from Massachusetts personal income taxes. The fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital gains or maximum tax-exempt income irrespective of fluctuations in principal. Investment in the fund would not be suitable for tax-exempt institutions, qualified retirement plans,
H.R. 10 plans and individual retirement accounts because such investors would not gain any additional tax benefit from the receipt of tax-exempt income.

The fund intends to continue to qualify to be treated as a regulated investment company each taxable year under the Code. To so qualify, the fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies;
and
(b) diversify its holdings so that, at the end of each quarter of the fund's taxable year, (i) at least
50% of
the market value of the fund's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than
5% of the fund's assets and not greater than 10% of the outstanding voting securities of such issuer and
(ii)
not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the fund controls and are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

As a regulated investment company, the fund will not be subject to United States federal income tax on its net investment income (i.e., income other than its net realized long- and short-term capital gains) and its net realized long- and short-term capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least 90% of its investment company taxable income (i.e., 90% of its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other adjustments as specified in the
Code) and 90% of its net tax-exempt income for the taxable year is distributed in compliance with the Code's timing and other requirements but will be subject to tax at regular corporate rates on any taxable income or gains that it does not distribute.

The Code imposes a 4% nondeductible excise tax on the fund to the extent it does not distribute by the end of any calendar year at least 98% of its net investment income for that year and 98% of the net amount of its capital gains (both long-and short-term) for the one-year period ending, as a general rule, on October
31 of
that year. For this purpose, however, any income or gain retained by the fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

If, in any taxable year, the fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the fund in computing its taxable income.
 In addition, in the event of a failure to qualify, the fund's distributions, to the extent derived from the fund's current or accumulated earnings and profits would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as tax-exempt interest. If the fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company.
In
addition, the fund may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

On November 30, 1999, the unused capital loss carryovers by the fund were approximately$382,000. For Federal income tax purposes, this amount is available to be applied against future capital gains of the fund that has the carryovers, if any, that is realized prior to the expiration of the applicable carryover. The carryover expires in 2007.

The fund's transactions in municipal bond index and interest rate futures contracts and options on these futures contracts (collectively "section 1256 contracts") will be subject to special provisions of the
Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it engages in these transactions in order to mitigate the effect of these rules and prevent disqualification of the fund as a regulated investment company.

All section 1256 contracts held by the fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the fund.

Taxation of Shareholders

Because the fund will distribute exempt-interest dividends, interest on indebtedness incurred by a shareholder to purchase or carry fund shares is not deductible for Federal income tax purposes and Massachusetts personal income tax purposes. If a shareholder receives exempt-interest dividends with respect to any share and if such share is held by the shareholder for six months or less, then, for Federal income tax purposes, any loss on the sale or exchange of such share may, to the extent of exempt-interest dividends, be disallowed. In addition, the Code may require a shareholder, if he or she receives exempt-interest dividends, to treat as Federal taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments.
Furthermore, that portion of any exempt-interest dividend paid by the fund which represents income derived from private activity bonds held by the fund may not retain its Federal tax-exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by such bonds or a "related person" thereof.
 Moreover, some or all of the fund's dividends may be a specific preference item, or a component of an adjustment item, for purposes of the Federal individual and corporate alternative minimum taxes. In addition, the receipt of the fund's dividends and distributions may affect a foreign corporate shareholder's
Federal
"branch profits" tax liability and Federal "excess net passive income" tax liability of a shareholder of a Subchapter S corporation. Shareholders should consult their own tax advisors to determine whether they are (a) substantial users with respect to a facility or related to such users within the meaning of the Code or (b) subject to a federal alternative minimum tax, the Federal branch profits tax or the Federal "excess net passive income" tax.

The fund does not expect to realize a significant amount of capital gains. Net realized short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares.
Distributions of net-long-term capital gains, if any, that the fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the fund.

Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a fund share held by the shareholder for six months or less (to the extent not disallowed pursuant to the six-month rule described above relating to exempt-interest dividends) will be treated for United
States
federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share.

If a shareholder incurs a sales charge in acquiring
shares of the fund, disposes of those shares within
90
days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain or loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition.
 This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Backup Withholding. The fund may be required to withhold, for United States federal income tax purposes,
31% of (a) taxable dividends and distributions and
(b)
redemption proceeds payable to shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding.
Certain
shareholders are exempt from backup withholding.
Backup
withholding is not an additional tax and any amount withheld may be credited against a shareholder's
United
States federal income tax liabilities.

Notices. Shareholders will be notified annually by the fund as to the United States federal income tax and Massachusetts personal income tax status of the dividends and distributions made by the fund to its shareholders. These statements also will designate the amount of exempt-interest dividends that is a preference item for purposes of the Federal individual and corporate alternative minimum taxes. The dollar amount of dividends excluded or exempt from Federal income taxation and Massachusetts personal income taxation and the dollar amount of dividends subject to Federal income taxation and Massachusetts personal income taxation, if any, will vary for each shareholder depending upon the size and duration of each shareholder's investment in the fund. To the extent the fund earns taxable net investment income, it intends to designate as taxable dividends the same percentage of each day's dividend as its taxable net investment income bears to its total net investment income earned on that day.

Massachusetts Taxation

Individual shareholders who are otherwise subject to
Massachusetts personal income tax will not be subject to
Massachusetts personal income tax on exempt-interest dividends received from the fund to the extent the dividends are attributable to interest on obligations of the Commonwealth of Massachusetts and its political subdivisions, agencies and public authorities (or on obligations of certain other governmental issuers such as Puerto Rico, the Virgin Islands and Guam) that pay interest which is excluded from gross income for Federal income tax purposes and exempt from Massachusetts personal income taxes. Other distributions from the fund, including those related to long-and short-term capital gains, other than certain gains from certain
Massachusetts Municipal Securities identified by the
Massachusetts Department of revenue, generally will not be exempt from Massachusetts personal income tax.
Businesses should note that the fund's
distributions
derived from Massachusetts Municipal Securities are not exempt from Massachusetts corporate excise tax.

The foregoing is only a summary of certain material tax consequences affecting the fund and its shareholders.
 Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the fund.

ADDITIONAL INFORMATION

PNC, located at 17th and Chestnut Streets,
Philadelphia,
Pennsylvania 19103, serves as the fund's custodian.
Under the custody agreement, PNC holds the fund's portfolio securities and keeps all necessary accounts and records. For its services, PNC receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transaction charges. The assets of the fund are held under bank custodianship in compliance with the 1940 Act.

Smith Barney Private Trust Company located at 388
Greenwich Street, New York, New York 10013, serves as the Transfer Agent and shareholder services agent of the fund.

PFPC Global Fund Services located at P.O. Box 9699,
Providence, Rhode Island 02940-9699, serves as the fund's sub-transfer agent to render certain shareholder record-keeping and accounting services functions.

The fund is a Massachusetts business trust established under the laws of the Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated January
13,
1987, as amended from time to time. The fund commenced operations on December 21, 1987, under the name
Shearson
Lehman Massachusetts Municipals. On July 30, 1993 and
October 14, 1994, the fund changed its name to Smith
Barney Shearson Massachusetts Municipals Fund and
Smith
Barney Massachusetts Municipals Fund, respectively.

Under Massachusetts's law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. The Master Trust
Agreement
disclaims shareholder liability for acts or obligations of the fund, however, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the fund or a trustee. The Master Trust Agreement provides for indemnification from fund property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which management of the fund believes is remote. Upon payment of any liability incurred by the fund, a shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operation of the fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

Description of Shares

The Master Trust Agreement of the fund permits the trustees of the fund to issue an unlimited number of full and fractional shares of a single class and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the fund.
Each
share in the fund represents an equal proportional interest in the fund with each other share.
Shareholders of the fund are entitled upon its liquidation to share pro rata in its net assets available for distribution. No shareholder of the fund has any preemptive or conversion rights. Shares of the fund are fully paid and non-assessable.

Pursuant to the Master Trust Agreement, the fund's trustees may authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any series
(which
would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances).

Voting Rights

The shareholders of the fund are entitled to a full vote for each full share held (and a fractional vote for any fractional share held). The trustees of the fund have the power to alter the number and the terms of office of the trustees, and have terms of unlimited duration
(subject to certain removal procedures) and may appoint their own successors, provided at least a majority of the trustees at all times have been elected by the shareholders of the fund. The voting rights of the shareholders of the fund are not cumulative, so that the holders of more than 50% of the shares can, if they choose, elect all of the trustees of the fund; the holders of the remaining shares of the fund would be unable to elect any of the trustees.

FINANCIAL STATEMENTS

The fund's annual report for the fiscal year ended
November 30, 1999 is incorporated herein by reference in its entirety. The annual report was filed on February
15, 2000, Accession Number 0000091155-00-000109.


OTHER INFORMATION

In an industry where the average portfolio manager has seven years of experience (source: ICI, 1998), the portfolio managers of Smith Barney mutual funds average
21 years in the industry and 15 years with the firm.

Smith Barney mutual funds offers more than 60 mutual funds. We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

That's why we offer four "styles" of fund management that can be tailored to suit each investor's unique financial goals.

	Style Pure Series
Our Style Pure Series funds stay fully invested within their asset class and investment style, enabling investors to make asset allocation decisions in conjunction with their Salomon Smith
Barney Financial Consultant.

	Classic Investor Series
Our Classic Investor Series funds offer a range of equity and fixed income strategies that seek to capture opportunities across asset classes and investment styles using disciplined investment approaches.

	The Concert Allocation Series
As a fund of funds, investors can select a Concert Portfolio that may help their investment needs. As needs change, investors can easily choose another long-term, diversified investment from our Concert family.

	Special Discipline Series
	Our Special Discipline Series funds are
designed
for investors who are looking beyond more traditional market categories: from natural resources to a roster of state-specific municipal funds.




APPENDIX A

Description of S&P and Moody's ratings:

S&P Ratings for Municipal Bonds

S&P's Municipal Bond ratings cover obligations of states and political subdivisions. Ratings are assigned to general obligation and revenue bonds. General obligation bonds are usually secured by all resources available to the municipality and the factors outlined in the rating definitions below are weighed in determining the rating. Because revenue bonds in general are payable from specifically pledged revenues, the essential element in the security for a revenue bond is the quantity and quality of the pledged revenues available to pay debt service.

Although an appraisal of most of the same factors that bear on the quality of general obligation bond credit is usually appropriate in the rating analysis of a revenue bond, other factors are important, including particularly the competitive position of the municipal enterprise under review and the basic security covenants. Although a rating reflects S&P's judgment as to the issuer's capacity for the timely payment of debt service, in certain instances it may also reflect a mechanism or procedure for an assured and prompt cure of a default, should one occur, i.e., an insurance program,
Federal or state guarantee or the automatic withholding and use of state aid to pay the defaulted debt service.

	AAA

Prime - These are obligations of the highest quality.
 They have the strongest capacity for timely payment of debt service.

General Obligation Bonds - In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds - Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong, due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, and debt service reserve requirements) are rigorous. There is evidence of superior management.

	AA

High Grade - The investment characteristics of general obligation and revenue bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated "AA'' have the second strongest capacity for payment of debt service.


	A

Good Grade - Principal and interest payments on bonds in this category are regarded as safe. This rating describes the third strongest capacity for payment of debt service. It differs from the two higher ratings because:

General Obligation Bonds - There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

Revenue Bonds - Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent.
Management performance appears adequate.

	BBB

Medium Grade - Of the investment grade ratings, this is the lowest.

General Obligation Bonds - Under certain adverse conditions, several of the above factors could contribute to a lesser capacity for payment of debt service. The difference between "A'' and "BBB" ratings is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness, whereas the former shows only one deficiency among the factors considered.

Revenue Bonds - Debt coverage is only fair.
Stability
of the pledged revenues could show substantial variations, with the revenue flow possibly being subject to erosion over time. Basic security provisions are no more than adequate. Management performance could be stronger.

	BB, B, CCC and CC

Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation.
 While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

	C

The rating C is reserved for income bonds on which no interest is being paid.





	D

Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA-Prime Grade category.

S&P Ratings for Municipal Notes

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2 or
-3) by S&P to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated
SP-1
have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

Moody's Ratings for Municipal Bonds

	Aaa

Bonds that are Aaa are judged to be of the best quality.
 They carry the smallest degree of investment risk and are generally referred to as "gilt edge.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

	Aa

Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds.
 They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

	A

Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

	Baa

Bonds that are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

	Ba

Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

	B

Bonds that are rated B generally lack
characteristics of
the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

	Caa

Bonds that are rated Caa are of poor standing.
These
issues may be in default or present elements of danger may exist with respect to principal or interest.

	Ca

Bonds that are rated Ca represent obligations that are speculative in a high degree. These issues are often in default or have other marked short-comings.

	C

Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's Ratings for Municipal Notes

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment
Grade
(MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade
(VMIG).
This distinction is in recognition of the differences between short- and long-term credit risk. Loans bearing the designation MIG 1 or VMIG 1 are of the best quality, enjoying strong protection by established cash flows of funds for their servicing, from established and broad-based access to the market for refinancing, or both.
Loans bearing the designation MIG 2 or VMIG 2 are of high quality, with margins of protection ample although not as large as the preceding group. Loans bearing the designation MIG 3 or VMIG 3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades.
Liquidity
and cash flow may be narrow and market access for refinancing is likely to be less well established.

Description of S&P A-1+ and A-1 Commercial Paper
Rating

The rating A-1+ is the highest, and A-1 the second highest, commercial paper rating assigned by S&P.
Paper
rated A-1+ must have either the direct credit support of an issuer or guarantor that possesses excellent long-term operating and financial strengths combined with strong liquidity characteristics (typically, such issuers or guarantors would display credit quality characteristics which would warrant a senior bond rating of "AA-'' or higher), or the direct credit support of an issuer or guarantor that possesses above-average long-term fundamental operating and financing capabilities combined with ongoing excellent liquidity characteristics. Paper rated A-1 by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A'' or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned.

Description of Moody's Prime-1 Commercial Paper
Rating

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.


SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND



Statement of


Additional
Information























March 29, 2000




Smith Barney Massachusetts Municipals Fund
388 Greenwich Street
New York, NY  10013

	SALOMON
SMITH BARNEY

	A Member
of Citigroup [Symbol]


14
u:\fundaccounting\legal\funds\mamu\2000\secdocs\mas
smunisai2000




Part C. Other Information

Item 23. Exhibits

	Unless otherwise noted, all references
are to the Registrant's Registration
Statement on Form N-1A (the
"Registration Statement") as filed with
the SEC on January 26, 1987 (File Nos.
33-11417 and 811-4994).

(a) (1)	First Amended and Restated Master Trust
Agreement, dated November 5, 1992, is
incorporated by reference to Post-
Effective Amendment No. 12 filed on
November 26, 1994 ("Post-Effective
Amendment No. 12").

(a) (2)	Amendment No. 1 to the Registrant's
Amended and Restated Master Trust
Agreement is incorporated by reference
to Post-Effective Amendment No. 12.

(a) (3)	Amendment No. 2 to the Registrant's
Amended and Restated Master Trust
Agreement is incorporated by reference
to Post-Effective Amendment No. 15
filed on January 26, 1995 ("Post-
Effective Amendment No. 15").

(a) (4)	Articles of Amendment dated June 1,
1998 to the Articles of Incorporation
is incorporated by reference to Post-
Effective Amendment No. 19 filed on
March 4, 1999 ("Post-Effective
Amendment No. 19").

(b)		Registrant's by-laws are incorporated
by reference to the Registration Statement.

(c)	Registrant's form of stock certificate
is incorporated by reference to Post-
Effective Amendment No. 9 filed on
October 23, 1992 ("Post-Effective
Amendment No. 9").

(d) (1) 		Investment Advisory Agreement
dated July 30, 1993 between the Registrant and
			Greenwich Street Advisors is
incorporated by reference to Post-Effective
Amendment
		No. 12.

(d) (2)	Form of Transfer and Assumption of
Investment Advisory Agreement between
the Registrant, Mutual Management Corp.
and Smith Barney Mutual Funds
Management Inc. is incorporated by
reference to Post-Effective Amendment
No. 16.

(e) (1)		Distribution Agreement dated July
30, 1993, between the Registrant and Smith Barney
			Shearson Inc. is incorporated by
reference to Post-Effective Amendment No. 12.

(e) (2)	Form of Distribution Agreement between
Registrant and CFBDS, Inc. is
incorporated by reference to Post-
Effective Amendment No. 19.

(e)(3)	Selling Group Agreement is incorporated
by reference to Post-Effective No. 20
("Post-Effective No. 20") which was
filed on March 30, 1999.

(f)		Not applicable.

(g)	Form of Custodian Agreement between the
Registrant and PNC Bank, National
Association is incorporated by
reference to Post-Effective Amendment
No. 16.

(h) (1)	Administration Agreement between the
Registrant and Smith, Barney Advisers,
Inc., dated April 20, 1994 is
incorporated by reference to Post-
Effective Amendment No. 15.

(h) (2)	Transfer Agency Agreement between the
Registrant and The Shareholder Services
Group, Inc., dated August 2, 1993, is
incorporated by reference to Post-
Effective Amendment No. 13 filed on
January 28, 1994.

(i)(a)	Opinion of Counsel regarding legality
of shares being registered is
incorporated by reference to the
Registration Statement filed on January
26, 1987..

(i)(b)	Legal Counsel's Consent is incorporated
by reference to Post-Effective
Amendment No.20 filed on March 30,
1999.

(j)		Consent of Independent Auditors is
filed herein.

(k)		Not applicable.

(l)	Purchase Agreement between the
Registrant and Shearson Lehman Brothers
is incorporated by reference to the
Registration Statement dated January
26, 1987.

(m) (1)		Amended Service and Distribution
Plan dated as of November 7, 1994 pursuant to Rule
	12b-1 between the Registrant and Smith
Barney Inc. is incorporated by
reference to Post-Effective Amendment
No. 15.
(m) (2)	Form of Amended Service and
Distribution Plan pursuant to Rule 12b-
1 between the Registrant and Salomon
Smith Barney Inc. is incorporated by
reference to Post-Effective Amendment
No. 19.

(n)		Financial Data Schedule is filed
herein.

(o) (1)		Form of Rule 18f-3(d) Multiple
Class Plan of the Registrant is incorporated by
reference 			to Post-Effective Amendment
No. 16.

(o) (2)	Form of Rule 18f-3(d) Multiple Class
Plan of the Registrant is incorporated
by reference to Post-Effective
Amendment No. 19.

(p)	Code of Ethics is filed herein.


Item 24.		Persons Controlled by or Under
Common Control with Registrant

		None.

Item 25.		Indemnification.

The response to this item is incorporated by reference to the Registration Statement.

Item 26.		Business and Other Connections of
Investment Adviser



Investment Adviser - - SSB Citi Fund Management LLC
("SSB Citi") successor to SSBC Fund Management Inc.
("SSBC")

SSB Citi was incorporated in December 1968 under the laws of the State of Delaware. On September 21,
1999, SSB Citi was converted into a Delaware Limited
Liability Company. SSB Citi is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc.
(formerly known as Smith Barney Holdings Inc.) which in turn is a wholly owned subsidiary of Citigroup
Inc. ("Citigroup"). SSB Citi is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 26 of officers and directors of SSB Citi together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by SSBC pursuant to the Advisers Act (SEC File No. 801-8314).


Item 27.		Principal Underwriters

(a) CFBDS, Inc., ("CFBDS") the Registrant's
Distributor, is also the distributor for the following Smith Barney funds: Concert Investment
Series, Consulting Group Capital Markets Funds,
Greenwich Street Series Fund, Smith Barney
Adjustable Rate Government Income Fund, Smith
Barney Aggressive Growth Fund Inc., Smith Barney
Appreciation Fund Inc., Smith Barney Arizona
Municipals Fund Inc., Smith Barney California
Municipals Fund Inc., Smith Barney Concert
Allocation Series Inc., Smith Barney Equity
Funds, Smith Barney Fundamental Value Fund Inc.,
Smith Barney Funds, Inc., Smith Barney Income
Funds, Smith Barney Institutional Cash
Management Fund, Inc., Smith Barney Investment
Funds Inc., Smith Barney Investment Trust, Smith
Barney Managed Governments Fund Inc., Smith
Barney Managed Municipals Fund Inc., Smith
Barney Massachusetts Municipals Fund, Smith
Barney Money Funds, Inc., Smith Barney Muni
Funds, Smith Barney Municipal Money Market Fund,
Inc., Smith Barney New Jersey Municipals Fund
Inc., Smith Barney Oregon Municipals Fund Inc.,
Smith Barney Principal Return Fund, Smith Barney
Sector Series Inc., Smith Barney Small Cap Blend
Fund, Inc., Smith Barney Telecommunications
Trust, Smith Barney Variable Account Funds,
Smith Barney World Funds, Inc., Travelers Series
Fund Inc., and various series of unit investment trusts.

CFBDS also serves as the distributor for the following funds: The Travelers Fund UL for Variable
Annuities, The Travelers Fund VA for Variable
Annuities, The Travelers Fund BD for Variable
Annuities, The Travelers Fund BD II for Variable
Annuities, The Travelers Fund BD III for Variable
Annuities, The Travelers Fund BD IV for Variable
Annuities, The Travelers Fund ABD for Variable
Annuities, The Travelers Fund ABD II for Variable
Annuities, The Travelers Separate Account PF for
Variable Annuities, The Travelers Separate Account
PF II for Variable Annuities, The Travelers
Separate Account QP for Variable Annuities, The
Travelers Separate Account TM for Variable
Annuities, The Travelers Separate Account TM II for
Variable Annuities, The Travelers Separate Account
Five for Variable Annuities, The Travelers Separate
Account Six for Variable Annuities, The Travelers
Separate Account Seven for Variable Annuities, The
Travelers Separate Account Eight for Variable
Annuities, The Travelers Fund UL for Variable
Annuities, The Travelers Fund UL II for Variable
Annuities, The Travelers Variable Life Insurance
Separate Account One, The Travelers Variable Life
Insurance Separate Account Two, The Travelers
Variable Life Insurance Separate Account Three, The
Travelers Variable Life Insurance Separate Account
Four, The Travelers Separate Account MGA, The
Travelers Separate Account MGA II, The Travelers
Growth and Income Stock Account for Variable
Annuities, The Travelers Quality Bond Account for
Variable Annuities, The Travelers Money Market
Account for Variable Annuities, The Travelers Timed
Growth and Income Stock Account for Variable
Annuities, The Travelers Timed Short-Term Bond
Account for Variable Annuities, The Travelers Timed
Aggressive Stock Account for Variable Annuities,
The Travelers Timed Bond Account for Variable
Annuities.

In addition, CFBDS, the Registrant's Distributor, is also the distributor for CitiFunds Multi-State
Tax Free Trust, CitiFunds Premium Trust, CitiFunds
Institutional Trust, CitiFunds Tax Free Reserves,
CitiFunds Trust I, CitiFunds Trust II, CitiFunds
Trust III, CitiFunds International Trust, CitiFunds
Fixed Income Trust, CitiSelect VIP Folio 200,
CitiSelect VIP Folio 300, CitiSelect VIP Folio 400,
CitiSelect VIP Folio 500, CitiFunds Small Cap
Growth VIP Portfolio. CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap
Value Portfolio, International Portfolio, Foreign
Bond Portfolio, Intermediate Income Portfolio,
Short-Term Portfolio, Growth & Income Portfolio,
U.S. Fixed Income Portfolio, Large Cap Growth
Portfolio, Small Cap Growth Portfolio,
International Equity Portfolio, Balanced Portfolio,
Government Income Portfolio, Tax Free Reserves
Portfolio, Cash Reserves Portfolio and U.S.
Treasury Reserves Portfolio.

In addition, CFBDS is also the distributor for the following Salomon Brothers funds: Salomon Brothers
Opportunity Fund Inc., Salomon Brothers Investors
Fund Inc., Salomon Brothers Capital Fund Inc.,
Salomon Brothers Series Funds Inc., Salomon
Brothers Institutional Series Funds Inc., Salomon
Brothers Variable Series Funds Inc.

In addition, CFBDS is also the distributor for the Centurion Funds, Inc.

(b)	The information required by this Item 27 with
respect to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

(c)	Not applicable.

Item 28.		Location of Accountants and
Records

(1)		Smith Barney Massachusetts Municipals
Fund
		388 Greenwich Street
		New York, New York 10013


(2) SSB Citi Fund Management LLC
(successor to SSBC Fund Management
Inc.)
		388 Greenwich Street
		New York, New York 10013


(3)		PNC Bank, National Association
		17th and Chestnut Streets
		Philadelphia, Pennsylvania  19103

(4) Smith Barney Private Trust Company
388 Greenwich Street
New York, New York 10013

(5) PFPC Global Fund Services
(formerly known as First Data Investor
Services Group, Inc.)
		101 Federal Street
		Boston, Massachusetts 02110

(6) CFBDS, Inc.
21 Milk Street
Boston, MA 02109

Item 29.		Management Services

		Not Applicable.

Item 30.		Undertakings

		None.

Exhibit Index

Exhibit No. 	Exhibit



(i) Consent of Independent Auditors

(n) Financial Data Schedule

(p)		Code of Ethics




SIGNATURES

	Pursuant to the requirements of the
Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, the Registrant,
SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND, certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of New York, and State of New York as of the 29th day of March, 2000.


				SMITH BARNEY MASSACHUSETTS
MUNICIPALS FUND

				/s/Heath B. McLendon
				Heath B. McLendon, Chief
Executive Officer

	Pursuant to the requirements of the
Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.


/s/Heath B. McLendon
Heath B. McLendon			Chairman of the Board
		March 29, 2000
					(Chief Executive
Officer)

/s/Lewis E. Daidone *
Lewis E. Daidone				Treasurer
		March 29, 2000
					(Chief Financial and
					 Accounting Officer)

/s/Herbert Barg *
Herbert Barg				Trustee
			March 29, 2000


/s/Alfred Bianchetti *
Alfred J. Bianchetti			Trustee
			March 29, 2000


/s/Martin Brody *
Martin Brody				Trustee
			March 29, 2000


/s/Dwight B. Crane *
Dwight B. Crane				Trustee
			March 29, 2000


/s/Burt N. Dorsett *
Burt N. Dorsett				Trustee
			March 29, 2000


/s/Elliot S. Jaffe *
Elliot S. Jaffe				Trustee
			March 29, 2000


/s/Stephen E. Kaufman *
Stephen E. Kaufman			Trustee
			March 29, 2000


/s/Joseph J. McCann *
Joseph J. McCann			Trustee
		March 29, 2000


/s/Cornelius C. Rose, Jr. *
Cornelius C. Rose, Jr.			Trustee
			March 29, 2000


Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to the power of attorney.

/s/Heath B. McLendon
Heath B. McLendon